UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07763

LITMAN GREGORY FUNDS TRUST

(Exact name of registrant as specified in charter)

1676 N. California Blvd, Suite 500, Walnut Creek, California 94596

(Address of principal executive offices) (Zip code)

Jeremy DeGroot

1676 N. California Blvd, Suite 500

Walnut Creek, CA 94596

(Name and address of agent for service)

Copies to:

David Hearth, Esq.

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, California 94111

(925) 254-8999

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 90.4%
Consumer Discretionary: 18.0%
9,115	Amazon.com, Inc.*	$13,192,504
1,975	Booking Holdings, Inc.*	4,108,770
27,400	Cheesecake Factory, Inc. (The)	1,321,228
270,000	Chico’s FAS, Inc.	2,440,800
58,400	Comcast Corp. - Class A	1,995,528
29,500	Dollar General Corp.	2,759,725
20,500	Expedia Group, Inc.	2,263,405
163,308	Fiat Chrysler Automobiles N.V.*	3,351,080
124,600	General Motors Co.	4,527,964
170,000	Global Eagle Entertainment, Inc.*	249,900
37,300	Lear Corp.	6,941,157
124,000	Liberty Interactive Corp. QVC Group - Class A*	3,121,080
111,800	MGM Resorts International	3,915,236
14,525	Netflix, Inc.*	4,289,959
38,000	Starbucks Corp.	2,199,820
29,000	TJX Cos., Inc. (The)	2,365,240
54,500	Twenty-First Century Fox, Inc. - Class A	1,999,605

		61,043,001

Consumer Staples: 2.7%
15,801	Colgate-Palmolive Co.	1,132,616
15,804	Diageo Plc - ADR	2,140,178
30,100	Henkel AG & Co. KGaA	3,783,911
10,116	Kimberly-Clark Corp.	1,114,075
14,226	Procter & Gamble Co. (The)	1,127,837

		9,298,617

Energy: 3.8%
39,260	Apache Corp.	1,510,725
740,000	Chesapeake Energy Corp.*	2,234,800
283,870	Encana Corp.	3,122,570
57,835	Parsley Energy, Inc. - Class A*	1,676,636
8,300	Pioneer Natural Resources Co.	1,425,774
61,400	RSP Permian, Inc.*	2,878,432

		12,848,937

Financials: 23.1%
145,000	Ally Financial, Inc.	3,936,750
28,665	American Express Co.	2,673,871
47,500	American International Group, Inc.	2,584,950
115,000	Bank of America Corp.	3,448,850
106,445	Bank of New York Mellon Corp. (The)	5,485,111
28	Berkshire Hathaway, Inc. - Class A*	8,374,800
24,000	Berkshire Hathaway, Inc. - Class B*	4,787,520
63,500	Blackstone Group L.P. (The)	2,028,825
100,860	Capital One Financial Corp.	9,664,405
53,300	Citigroup, Inc.	3,597,750
5,073	Everest Re Group Ltd.	1,302,848
8,100	Fairfax Financial Holdings Ltd.	4,122,900
31,500	FirstCash, Inc.	2,559,375
25,600	HDFC Bank Ltd. - ADR	2,528,512
22,030	JPMorgan Chase & Co.	2,422,639

Shares		Value
Financials (continued)
3,454	Markel Corp.*	$4,042,044
30,907	MetLife, Inc.	1,418,322
10,714	Northern Trust Corp.	1,104,935
21,900	Pinnacle Financial Partners, Inc.	1,405,980
99,100	Sterling Bancorp	2,234,705
11,828	Travelers Cos., Inc. (The)	1,642,436
14,837	UMB Financial Corp.	1,074,050
109,480	Wells Fargo & Co.	5,737,847

		78,179,425

Health Care: 6.1%
24,988	Abbott Laboratories	1,497,281
23,250	Alexion Pharmaceuticals, Inc.*	2,591,445
6,666	Becton Dickinson & Co.	1,444,522
21,300	Celgene Corp.*	1,900,173
75,813	Cerner Corp.*	4,397,154
11,450	Illumina, Inc.*	2,707,009
35,142	NuVasive, Inc.*	1,834,764
7,350	Regeneron Pharmaceuticals, Inc.*	2,531,046
46,056	Smith & Nephew Plc - ADR	1,757,036

		20,660,430

Industrials: 8.9%
41,500	Adecco Group AG	2,948,644
189,400	Arconic, Inc.	4,363,776
65,500	CH Robinson Worldwide, Inc.	6,138,005
55,000	General Electric Co.	741,400
21,500	Honeywell International, Inc.	3,106,965
130,600	Johnson Controls International Plc	4,602,344
35,800	Oshkosh Corp.	2,766,266
27,500	PACCAR, Inc.	1,819,675
29,320	United Technologies Corp.	3,689,043

		30,176,118

Information Technology: 26.0%
22,500	Accenture Plc - Class A	3,453,750
27,475	Alibaba Group Holding Ltd. - ADR*	5,042,761
10,720	Alphabet, Inc. - Class A*	11,118,141
6,401	Alphabet, Inc. - Class C*	6,604,488
9,337	Amphenol Corp. - Class A	804,196
12,025	Baidu, Inc. - ADR*	2,683,860
140,900	CommScope Holding Co., Inc.*	5,631,773
140,127	Conduent, Inc.*	2,611,967
25,500	Facebook, Inc. - Class A*	4,074,645
22,900	MasterCard, Inc. - Class A	4,011,164
74,800	NCR Corp.*	2,357,696
35,495	Nuance Communications, Inc.*	559,046
67,000	Oracle Corp.	3,065,250
13,450	Red Hat, Inc.*	2,010,910
37,825	salesforce.com, Inc.*	4,399,048
22,800	ServiceNow, Inc.*	3,772,260
95,000	TE Connectivity Ltd.	9,490,500
88,605	Visa, Inc. - Class A	10,598,930
24,775	Workday, Inc. - Class A*	3,149,150
60,000	Zendesk, Inc.*	2,872,200

		88,311,735

Materials: 1.8%
46,000	Agnico Eagle Mines Ltd.	1,935,220

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Materials (continued)
6,165	Ecolab, Inc.	$845,037
69,400	Nutrien Ltd.	3,279,844

		6,060,101

TOTAL COMMON STOCKS (Cost $198,540,403)		306,578,364

Principal Amount
SHORT-TERM INVESTMENTS: 9.6%
REPURCHASE AGREEMENTS : 9.6%
$32,511,000	FICC 0.28%, 3/29/2018, due 04/02/2018 [collateral: par value $36,570,000, U.S. Treasury Note, 1.500%, due 08/15/2026, value $33,176,903] (proceeds $32,512,011)	32,511,000

TOTAL SHORT-TERM INVESTMENTS (Cost $32,511,000)		32,511,000

TOTAL INVESTMENTS (Cost: $231,051,403): 100.0%		339,089,364

Liabilities in Excess of Other Assets: (0.0)%		(29,032)

NET ASSETS: 100.0%		$339,060,332

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
L.P.	Limited Partnership
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$231,051,403

Gross unrealized appreciation	113,867,042
Gross unrealized depreciation	(5,829,081)

Net unrealized appreciation	$108,037,961

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 98.1%
Australia: 0.9%
2,200,375	Incitec Pivot Ltd.	$5,966,327

Belgium: 4.0%
182,946	Anheuser-Busch InBev S.A.	20,080,092
360,449	Fagron*	5,610,676

		25,690,768

Bermuda: 3.3%
1,294,663	Frontline Ltd.(a)	5,735,357
860,818	Teekay LNG Partners L.P.	15,408,642

		21,143,999

Canada: 0.6%
1,344,300	Bombardier, Inc. - Class B*	3,907,546

China: 3.3%
36,538	Baidu, Inc. - ADR*	8,154,916
326,925	JD.com, Inc. - ADR*	13,237,194

		21,392,110

Denmark: 2.6%
86,896	Carlsberg A/S - Class B	10,370,539
59,647	Nilfisk Holding A/S*	2,795,531
73,361	Novo Nordisk A/S - Class B	3,605,014

		16,771,084

Finland: 1.8%
200,576	Sampo Oyj - Class A	11,172,419

France: 11.7%
131,600	BNP Paribas S.A.	9,744,853
9,953	Bollore S.A.*(a)	53,003
1,935,630	Bollore S.A.	10,316,666
41,750	Essilor International Cie Generale d’Optique S.A.	5,628,460
42,615	Orpea	5,415,270
93,104	Safran S.A.	9,853,502
1,312,271	Vivendi S.A.	33,920,753

		74,932,507

Germany: 7.1%
38,335	Allianz SE	8,652,231
128,672	AURELIUS Equity Opportunities SE & Co. KGaA	8,950,496
80,219	Bayer AG	9,058,817
125,450	Daimler AG	10,646,280
75,071	SAP SE	7,845,669

		45,153,493

Greece: 0.8%
450,465	OPAP S.A.	5,158,365

Hong Kong: 6.5%
1,347,500	CK Hutchison Holdings Ltd.	16,199,518
3,377,840	MGM China Holdings Ltd.	8,824,500
3,736,000	New World Development Co. Ltd.	5,325,713
3,097,900	Wynn Macau Ltd.	11,360,078

		41,709,809

Shares		Value
Israel: 1.6%
3,576,232	Israel Discount Bank Ltd. - Class A*	$10,281,542

Italy: 1.5%
10,177,293	Telecom Italia SpA*	9,679,352

Japan: 9.0%
88,200	CyberAgent, Inc.	4,578,008
249,392	Don Quijote Holdings Co. Ltd.	14,288,052
401,500	Japan Tobacco, Inc.	11,495,472
326,200	Nexon Co. Ltd.*	5,536,757
67,700	SoftBank Group Corp.	5,045,730
100,900	Toyota Motor Corp.	6,579,812
217,222	Universal Entertainment Corp.	10,012,298

		57,536,129

Mexico: 1.8%
3,022,900	Fibra Uno Administracion S.A. de C.V.	4,555,739
426,546	Grupo Televisa SAB - ADR	6,807,674

		11,363,413

Monaco: 0.9%
818,588	Scorpio Bulkers, Inc.	5,771,045

Netherlands: 10.3%
706,351	Altice NV - Class A*	5,834,604
104,719	ASML Holding N.V.	20,691,394
567,300	CNH Industrial N.V.	7,009,478
140,046	EXOR N.V.	9,992,824
239,517	NN Group N.V.	10,623,369
499,836	OCI N.V.*	11,558,306

		65,709,975

Norway: 1.0%
1,571,611	B2Holding ASA(a)	3,946,664
545,987	Borr Drilling Ltd.*	2,705,461

		6,652,125

South Korea: 1.7%
44,674	Hyundai Mobis Co. Ltd.	10,666,013

Spain: 4.2%
79,142	Aena SME S.A.(b)	15,928,037
1,023,255	Codere S.A.*(a)	11,191,099

		27,119,136

Switzerland: 3.8%
43,400	Cie Financiere Richemont S.A.	3,894,357
417,160	Credit Suisse Group AG*	6,992,035
3,699,000	IWG Plc	11,861,407
9,330	Kuehne & Nagel International AG	1,467,493

		24,215,292

Taiwan: 0.7%
988,000	Merida Industry Co. Ltd.	4,669,450

United Kingdom: 15.1%
96,865	British American Tobacco Plc	5,619,317
135,078	Coca-Cola European Partners Plc	5,615,654
279,262	Diageo Plc	9,441,061
503,969	GlaxoSmithKline Plc	9,784,462
1,436,365	Informa Plc	14,484,727

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
United Kingdom (continued)
1,473,265	Inmarsat Plc	$7,490,533
271,575	Liberty Global Plc - Series C*	8,264,027
17,633,938	Lloyds Banking Group Plc	16,013,104
309,941	Shire Plc	15,439,858
27,745	Willis Towers Watson Plc	4,222,512

		96,375,255

United States: 3.9%
198,667	Las Vegas Sands Corp.	14,284,157
159,459	Schlumberger Ltd.	10,329,754

		24,613,911

TOTAL COMMON STOCKS (Cost $533,525,193)		627,651,065

Principal Amount
SHORT-TERM INVESTMENTS: 1.7%
REPURCHASE AGREEMENTS : 1.7%
$10,594,000	FICC 0.28%, 3/29/2018, due 04/02/2018 [collateral: par value $11,930,000, U.S. Treasury Note, 1.500%, due 08/15/2026, value $10,823,091] (proceeds $10,594,330)	10,594,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,594,000)		10,594,000

TOTAL INVESTMENTS (Cost: $544,119,193): 99.8%		638,245,065

Other Assets in Excess of Liabilities: 0.2%		1,380,854

NET ASSETS: 100.0%		$639,625,919

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
L.P.	Limited Partnership
*	Non-Income Producing Security.
(a)	Illiquid securities at March 31, 2018, at which time the aggregate value of these illiquid securities is $20,926,123 or 3.3% of net assets.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

CURRENCY ABBREVIATIONS:

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$544,119,193

Gross unrealized appreciation	124,325,784
Gross unrealized depreciation	(30,069,128)

Net unrealized appreciation	$94,256,656

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - At March 31, 2018, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2018	Fund Delivering	U.S. $ Value at March 31, 2018	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	4/10/2018	USD	$5,311,647	GBP	$5,359,560	$—	$(47,913)
	5/15/2018	USD	17,676,597	EUR	17,507,695	168,902	—
	9/19/2018	USD	2,518,722	CHF	2,508,927	9,795	—

			$25,506,966		$25,376,182	$178,697	$(47,913)

Litman Gregory Masters Smaller Companies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 87.1%
Consumer Discretionary: 12.9%
115,768	Cherokee, Inc.*	$150,498
84,300	EW Scripps Co. (The) - Class A	1,010,757
13,275	Foot Locker, Inc.	604,544
134,000	Groupon, Inc.*	581,560
54,000	MDC Partners, Inc. - Class A*	388,800
55,800	Playa Hotels & Resorts N.V.*	570,276
6,500	Shutterfly, Inc.*	528,125
37,000	TEGNA, Inc.	421,430

		4,255,990

Consumer Staples: 1.8%
4,670	Lancaster Colony Corp.	575,064

Energy: 3.1%
54,262	Alta Mesa Resources, Inc.*	434,096
6,300	Cimarex Energy Co.	589,050

		1,023,146

Financials: 11.1%
23,300	AllianceBernstein Holding L.P.	625,605
14,658	Bank of NT Butterfield & Son Ltd. (The)	657,851
8,200	INTL. FCStone, Inc.*	349,976
12,728	Lakeland Financial Corp.	588,416
40,500	Leucadia National Corp.	920,565
19,394	Seacoast Banking Corp. of Florida*	513,359

		3,655,772

Health Care: 7.4%
21,839	AngioDynamics, Inc.*	376,723
6,250	Haemonetics Corp.*	457,250
13,625	Integer Holdings Corp.*	770,493
13,851	Orthofix International N.V.*	814,162

		2,418,628

Industrials: 24.1%
11,825	Avis Budget Group, Inc.*	553,883
20,825	Axon Enterprise, Inc.*	818,631
12,300	Delta Air Lines, Inc.	674,163
8,442	ESCO Technologies, Inc.	494,279
13,600	Gardner Denver Holdings, Inc.*	417,248
70,352	Great Lakes Dredge & Dock Corp.*	323,619
44,000	Heritage-Crystal Clean, Inc.*	1,036,200
16,067	HNI Corp.	579,858
13,500	Macquarie Infrastructure Corp.	498,555
26,936	Quanex Building Products Corp.	468,686
20,821	Spartan Motors, Inc.	358,121
26,679	SPX Corp.*	866,534
82,600	Wesco Aircraft Holdings, Inc.*	846,650

		7,936,427

Information Technology: 14.6%
163,985	Avid Technology, Inc.*	744,492
11,730	CommVault Systems, Inc.*	670,956
10,300	GTT Communications, Inc.*	584,010

Shares		Value
Information Technology (continued)
73,000	MAM Software Group, Inc.*	$567,940
55,100	Pandora Media, Inc.*	277,153
26,353	Sabre Corp.	565,272
21,000	ViaSat, Inc.*	1,380,120

		4,789,943

Materials: 8.1%
21,301	Bemis Co., Inc.	927,020
43,391	Innophos Holdings, Inc.	1,744,752

		2,671,772

Telecommunication Services: 4.0%
19,045	Millicom International Cellular S.A.	1,317,914

TOTAL COMMON STOCKS (Cost $28,368,282)		28,644,656

Principal Amount
SHORT-TERM INVESTMENTS: 12.7%
REPURCHASE AGREEMENTS : 12.7%
$4,195,000	FICC 0.28%, 3/29/2018, due 04/02/2018 [collateral: par value $4,730,000, U.S. Treasury Note, 1.500%, due 08/15/2026, value $4,291,133] (proceeds $4,195,131)	4,195,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,195,000)		4,195,000

TOTAL INVESTMENTS (Cost: $32,563,282): 99.8%		32,839,656

Other Assets in Excess of Liabilities: 0.2%		61,832

NET ASSETS: 100.0%		$32,901,488

Percentages are stated as a percent of net assets.

L.P. Limited Partnership

*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$32,563,282

Gross unrealized appreciation	3,154,572
Gross unrealized depreciation	(2,878,198)

Net unrealized appreciation	$276,374

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 32.0%
Consumer Discretionary: 4.5%
7,161	Adient Plc	$427,941
45,516	Aptiv Plc(a)	3,867,495
138,733	Caesars Entertainment Corp.*(a)	1,560,746
39,541	Comcast Corp. - Class A	1,351,116
14,793	Dana, Inc.(a)	381,068
45,767	Dave & Buster’s Entertainment, Inc.*	1,910,315
7,551	Dunkin’ Brands Group, Inc.	450,719
15,876	EW Scripps Co. (The) - Class A	190,353
46,599	Expedia Group, Inc.	5,144,996
155,218	Federal-Mogul Holdings LLC*(b)	1,552,180
4,319	General Motors Co.	156,952
181,223	GKN Plc	1,176,408
45,064	Gray Television, Inc.*	572,313
5,424	Hilton Worldwide Holdings, Inc.	427,194
378	Home Depot, Inc. (The)	67,375
52,518	Jack in the Box, Inc.(a)	4,481,361
10,591	Kabel Deutschland Holding AG	1,418,608
2,488	Lear Corp.	462,992
1	Lennar Corp. - Class B	37
11,932	Leoni AG	761,284
22,185	Lowe’s Cos., Inc.(a)	1,946,734
8,473	Magna International, Inc.	477,454
4,882	McDonald’s Corp.	763,447
59,306	Naspers Ltd. - Class N	14,472,866
41,557	Nexeo Solutions, Inc. Founders Shares*(b)(c)	276,040
5,208	Papa John’s International, Inc.	298,418
126,829	Porsche Automobil Holding SE - (Preference Shares)	10,520,132
118,370	Regis Corp.*	1,790,938
114,555	Rent-A-Center, Inc.*	988,610
6,509	Restaurant Brands International, Inc.	370,492
18,428	Sinclair Broadcast Group, Inc. - Class A	576,796
88,995	Sky Plc	1,618,962
83,025	Starz Acquisition LLC - Class A*(b)	2,850,738
50,777	TEGNA, Inc.	578,350
3,915	Time Warner, Inc.	370,281
419,352	Tribune Media Co. - Class A	16,987,949
2,454	Visteon Corp.*	270,529
3,343	Walt Disney Co. (The)	335,771
26,820	Wendy’s Co. (The)	470,691
17	WLRS Fund I LLC*(b)(c)	177,935
304,290	WPP Plc	4,831,585
114,580	Yoox Net-A-Porter Group SpA*	5,322,302

		92,658,473

Consumer Staples: 0.2%
6,558	Altria Group, Inc.	408,695
773	Costco Wholesale Corp.	145,656
1,353	Estee Lauder Cos., Inc. (The) - Class A	202,571
9,045	Mondelez International, Inc. - Class A	377,448
3,561	PepsiCo, Inc.	388,683
4,334	Procter & Gamble Co. (The)	343,600
404,307	Safeway PDC LLC CVR*(b)(c)	0

Shares		Value
Consumer Staples (continued)
35,690	Unilever N.V.	$2,011,751
2,121	Walmart, Inc.	188,705

		4,067,109

Energy: 0.9%
10,772	Anadarko Petroleum Corp.	650,737
5,196	Canadian Natural Resources Ltd.	163,518
7,800	Canadian Natural Resources Ltd.	244,865
1,025	Chevron Corp.	116,891
220	Dommo Energia S.A. - ADR*	9,130
63,470	Encana Corp.	698,170
1,602	EQT Corp.	76,111
3,557	Exxon Mobil Corp.	265,388
257,870	Gazprom PJSC - ADR	1,271,299
2,566	Halliburton Co.	120,448
117,622	Jagged Peak Energy, Inc.*	1,661,999
250,988	Kinder Morgan, Inc.	3,779,879
29,570	Lukoil PJSC - ADR	2,046,836
62,924	Marathon Oil Corp.	1,014,964
2,236	Occidental Petroleum Corp.	145,251
12,978	Parsley Energy, Inc. - Class A*	376,232
6,481	Patterson-UTI Energy, Inc.	113,482
37,443	PDC Energy, Inc.*	1,835,830
116,050	Rosneft Oil Co, PJSC - GDR	636,186
21,083	SandRidge Energy, Inc.*	305,914
1,595	Schlumberger Ltd.(a)	103,324
799,040	Surgutneftegas OJSC - (Preference Shares)	409,486
1,181	Valero Energy Corp.	109,561
87,986	Whiting Petroleum Corp.*	2,977,446
3,888	Williams Cos., Inc. (The)	96,656

		19,229,603

Financials: 5.0%
172,821	Ally Financial, Inc.(a)	4,692,090
35,693	American Express Co.	3,329,443
203,398	American International Group, Inc.(a)	11,068,919
67,040	Aon Plc(a)	9,407,723
345,595	Bank of America Corp.(a)	10,364,394
7,118	BB&T Corp.	370,421
2,257	Chubb Ltd.	308,690
162,415	CIT Group, Inc.(a)	8,364,372
109,816	Citigroup, Inc.(a)	7,412,580
2,981	Ditech Holding Corp.*	26,799
3,353	FNF Group	134,187
57,930	Groupe Bruxelles Lambert S.A.	6,606,179
6,773	JPMorgan Chase & Co.	744,827
312,727	Ladder Capital Corp.(a)	4,715,923
313,650	Leucadia National Corp.(a)	7,129,265
73,382	LPL Financial Holdings, Inc.	4,481,439
4,327	PacWest Bancorp	214,316
2,194	PNC Financial Services Group, Inc. (The)	331,821
1,174	Prudential Financial, Inc.	121,568
148,066	Validus Holdings Ltd.(a)	9,987,052
4,717	Wells Fargo & Co.	247,218
211,313	XL Group Ltd.	11,677,156

		101,736,382

Health Care: 2.5%
77,465	Ablynx N.V.*	4,243,698

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Health Care (continued)
79,459	Acorda Therapeutics, Inc.*	$1,879,205
42,817	Aetna, Inc.(a)	7,236,073
385,450	Air Methods Corp.*(b)	4,143,588
50,800	Akorn, Inc.*	950,468
5,130	Allergan Plc	863,328
15,436	Bayer AG	1,741,121
4,757	Bristol-Myers Squibb Co.	300,880
210,004	Chelsea Therapeutics International Ltd.*(b)(c)	0
2,864	Eli Lilly & Co.	221,588
67,806	Envision Healthcare Corp.*	2,605,785
3,624	Johnson & Johnson	464,416
470,122	Kindred Healthcare, Inc.*(a)	4,301,616
4,747	Medtronic Plc	380,804
150,890	Mylan N.V.*	6,212,141
174,335	NxStage Medical, Inc.*	4,333,968
140,067	Paratek Pharmaceuticals, Inc.*(a)	1,820,871
6,930	Shire Plc - ADR	1,035,273
21,190	Thermo Fisher Scientific, Inc.(a)	4,374,887
1,108,266	TiGenix N.V.*	2,399,655
3,057	UnitedHealth Group, Inc.	654,198
2,446	Zoetis, Inc.	204,265

		50,367,828

Industrials: 3.3%
309,440	Arconic, Inc.(a)	7,129,498
969	Boeing Co. (The)	317,716
3,478	CH Robinson Worldwide, Inc.	325,923
3,523	CSX Corp.	196,266
1,277	Deere & Co.	198,344
2,829	Delta Air Lines, Inc.	155,057
36,810	Esterline Technologies Corp.*(b)	2,692,652
890	FedEx Corp.	213,698
5,150	Flowserve Corp.	223,150
6,755	Fortive Corp.	523,648
162,867	General Cable Corp.(a)	4,820,863
13,113	Heartland Express, Inc.	235,903
2,842	Honeywell International, Inc.	410,697
1,942	Illinois Tool Works, Inc.	304,234
41,970	Jardine Strategic Holdings Ltd.	1,609,130
5,216	JB Hunt Transport Services, Inc.	611,054
5,651	Landstar System, Inc.	619,632
791,770	Meggitt Plc	4,793,419
1,006	Middleby Corp. (The)*	124,533
12,164	Nexans S.A.	627,805
302,344	Nexeo Solutions, Inc.*(b)	3,235,081
18,580	Norfolk Southern Corp.	2,522,792
460	Northrop Grumman Corp.	160,595
128,863	Orbital ATK, Inc.(a)	17,088,522
914	Raytheon Co.	197,259
47,110	Rush Enterprises, Inc. - Class A*(a)	2,001,704
22,532	Schneider National, Inc. - Class B(a)	587,184
17,500	Sound Holding FP Luxemburg*(b)(c)	584,305
90,048	Trinity Industries, Inc.(a)	2,938,266
84,298	United Technologies Corp.(a)	10,606,374

Shares		Value
Industrials (continued)
6,763	Welbilt, Inc.*(a)	$131,540
16,228	Werner Enterprises, Inc.	592,322
3,599	Xylem, Inc.	276,835

		67,056,001

Information Technology: 10.7%
5,092	Alphabet, Inc. - Class A*	5,281,117
5,125	Alphabet, Inc. - Class C*(a)	5,287,924
304,907	Altaba, Inc.*(a)	22,575,314
70,807	Analog Devices, Inc.	6,452,642
3,758	Apple, Inc.	630,517
3,792	Automatic Data Processing, Inc.	430,316
33,362	Baidu, Inc. - ADR*	7,446,065
104,854	CDK Global, Inc.(a)	6,641,452
126,653	Cisco Systems, Inc.(a)	5,432,147
529,424	CSRA, Inc.	21,828,152
19,012	Cypress Semiconductor Corp.	322,444
174,575	DST Systems, Inc.(a)	14,603,199
30,425	Facebook, Inc. - Class A*	4,861,611
92,524	Gemalto N.V.	5,645,111
185,317	Microsemi Corp.*(a)	11,993,716
122,639	Microsoft Corp.(a)	11,193,262
184,931	MuleSoft, Inc. - Class A*(a)	8,133,265
392,165	NXP Semiconductors N.V.*	45,883,305
299,771	Oracle Corp.(a)	13,714,523
34,159	QUALCOMM, Inc.	1,892,750
82,440	TE Connectivity Ltd.(a)	8,235,756
8,188	Teradyne, Inc.	374,274
119,201	Travelport Worldwide Ltd.	1,947,744
1,592	Visa, Inc. - Class A	190,435
264,622	Xerox Corp.(a)	7,615,821

		218,612,862

Materials: 2.6%
18,679	Alcoa Corp.*	839,808
129,587	Ashland Global Holdings, Inc.(a)	9,043,877
173,584	Axalta Coating Systems Ltd.*(a)	5,240,501
1,428	Celanese Corp. - Series A	143,100
168,584	Cemex SAB de C.V. - ADR*	1,116,026
3,268	DowDuPont, Inc.	208,204
5,464	Huntsman Corp.	159,822
328,258	KapStone Paper & Packaging Corp.(a)	11,262,532
88,960	MMC Norilsk Nickel PJSC - ADR	1,663,552
175,470	Monsanto Co.(a)	20,475,594
181,110	Owens-Illinois, Inc.*(a)	3,922,843
1,006	WestRock Co.	64,555

		54,140,414

Real Estate: 0.6%
217,721	Forest City Realty Trust, Inc. - Class A	4,411,027
74,312	JBG SMITH Properties(a)	2,505,058
99,500	Macerich Co. (The)(a)	5,573,990

		12,490,075

Telecommunication Services: 0.7%
3,170	AT&T, Inc.	113,010

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Telecommunication Services (continued)
29,834	CenturyLink, Inc.	$490,173
1,607,188	TDC A/S*	13,278,320
0	Verizon Communications, Inc.	11

		13,881,514

Utilities: 1.0%
1,323	American Electric Power Co., Inc.	90,745
401,243	Dynegy, Inc.*(a)	5,424,805
8,494	Exelon Corp.	331,351
2,589	NextEra Energy, Inc.	422,861
66,896	PG&E Corp.*	2,938,741
234,543	Westar Energy, Inc.	12,334,617

		21,543,120

TOTAL COMMON STOCKS (Cost $593,824,345)		655,783,381

RIGHTS/WARRANTS: 0.0%
18,364	Avaya Holdings Corp. (Expiration date 12/15/22)*	88,147
4,030	Ditech Holding Corp. (Expiration date 01/31/28)*(b)	0
5,079	Ditech Holding Corp. (Expiration date 02/09/28)*(b)	0
13,685	Halcon Resources Corp. (Expiration date 09/09/20)*	7,595

TOTAL RIGHTS/WARRANTS (Cost $0)		95,742

PREFERRED STOCKS: 0.2%
Consumer Staples: 0.1%
	Bunge Ltd.
11,000	4.875%, 12/01/2165(d)	1,198,670

Energy: 0.0%
	Chesapeake Energy Corp.
506	5.750%, 08/15/2166(d)	290,950

Financials: 0.0%
	Ditech Holding Corp.
241	0.000%, 02/09/2023(b)(d)(e)	249,194

Industrials: 0.1%
	Element Communication Aviation
170	12.000%, 03/16/2040(b)(c)	1,683,512

TOTAL PREFERRED STOCKS (Cost $3,507,654)		3,422,326

EXCHANGE-TRADED FUNDS: 0.4%
45,712	Financial Select Sector SPDR Fund	1,260,280
14,600	iShares North American Tech-Software ETF	2,477,620
8,787	Powershares QQQ Trust Series 1	1,407,062
35,626	Technology Select Sector SPDR Fund	2,330,653

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,987,551)		7,475,615

Principal Amount^		Value
ASSET-BACKED SECURITIES: 7.6%
	AASET Trust
$ 307,494	Series 2017-1A-A 3.967%, 05/16/2042(f)	$306,824
	AASET US Ltd.
246,200	Series 2018-1A-B 5.437%, 01/16/2038(f)	244,046
	Aergen SICB LLC
1,752,500	1.000%, 03/01/2049(b)(c)(g)	93,408
	AIM Aviation Finance Ltd.
1,014,874	Series 2015-1A-B1 5.072%, 02/15/2040(f)(h)	1,008,972
541,854	Series 2015-1A-C1 4.750%, 02/15/2040(f)	531,298
	AIMCO CLO
500,000	Series 2014-AA-SUB 0.000%, 07/20/2026(f)(g)	254,560
	Ajax Mortgage Loan Trust
551,162	Series 2016-B-A 4.000%, 09/25/2065(f)(h)	554,619
334,258	Series 2016-C-A 4.000%, 10/25/2057(f)(h)	336,123
144,376	Series 2017-A-A 3.470%, 04/25/2057(f)(h)	143,934
465,024	Series 2017-B-A 3.163%, 09/25/2056(f)(g)	459,757
	Ally Auto Receivables Trust
1,430,000	Series 2017-4-A3 1.750%, 12/15/2021	1,411,768
	American Express Credit Account Master Trust
1,785,000	Series 2017-6-A 2.040%, 05/15/2023	1,753,477
800,000	Series 2017-8-A 1.897%, 05/16/2022(i) 1 mo. LIBOR + 0.120%	799,857
	American Homes 4 Rent
875,000	Series 2014-SFR2-E 6.231%, 10/17/2036(f)	976,356
600,000	Series 2014-SFR3-E 6.418%, 12/17/2036(f)	677,519
845,000	Series 2015-SFR1-E 5.639%, 04/17/2052(f)	916,256
	AmeriCredit Automobile Receivables
162,000	Series 2015-4-D 3.720%, 12/08/2021	163,993
	Ameriquest Mortgage Securities Trust
18,313,225	Series 2006-M3-A2C 2.032%, 10/25/2036(i) 1 mo. USD LIBOR + 0.160%	8,436,734
	Ascentium Equipment Receivables Trust
95,000	Series 2017-2A-C 2.870%, 08/10/2022(f)	93,705
	BA Credit Card Trust
1,940,000	Series 2018-A1-A1 2.700%, 07/17/2023	1,936,978
	Babson CLO Ltd. 2014-III
1,000,000	Series 2014-3A-D2 6.122%, 01/15/2026(f)(i) 1 mo. USD LIBOR + 4.400%	1,003,179
1,000,000	Series 2014-3A-E2 8.222%, 01/15/2026(f)(i) 3 mo. USD LIBOR + 6.500%	1,000,880

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Bayview Opportunity Master Fund IIIa Trust
$191,495	Series 2017-RN7-A1 3.105%, 09/28/2032(f)(h)	$191,215
505,430	Series 2017-RN8-A1 3.352%, 11/28/2032(f)(h)	505,117
	Bayview Opportunity Master Fund IIIb Trust
39,965	Series 2017-RN2-A1 3.475%, 04/28/2032(f)(g)	40,008
	Bayview Opportunity Master Fund IV Trust
520,407	Series 2018-RN2-A1 3.598%, 02/25/2033(f)(h)	520,793
	Bayview Opportunity Master Fund IVa Trust
831,796	Series 2018-RN1-A1 3.278%, 01/28/2033(f)(h)	829,396
205,000	Series 2018-RN3-A1 3.672%, 03/28/2033(f)(h)	205,000
	Bayview Opportunity Master Fund IVb Trust
342,050	Series 2017-NPL2-A1 2.981%, 10/28/2032(f)(h)	341,333
	Blackbird Capital Aircraft Lease Securitization Ltd.
324,479	Series 2016-1A-A 4.213%, 12/16/2041(f)(h)	329,919
301,302	Series 2016-1A-B 5.682%, 12/16/2041(f)(h)	300,271
	BMW Vehicle Owner Trust
800,000	Series 2018-A-A2B 1.942%, 11/25/2020(i) 1 mo. USD LIBOR + 0.070%	800,162
	CAM Mortgage Trust
363,411	Series 2016-1-M 5.000%, 01/15/2056(f)(g)	359,669
	Capital One Multi-Asset Execution Trust
1,595,000	Series 2016-A1-A1 2.227%, 02/15/2022(i) 1 mo. LIBOR + 0.450%	1,600,240
	CarMax Auto Owner Trust
950,000	Series 2017-4-A2B 1.907%, 04/15/2021(i) 1 mo. USD LIBOR + 0.130%	950,270
450,000	Series 2018-1-A2B 1.927%, 05/17/2021(i) 1 mo. USD LIBOR + 0.150%	449,831
	CCG Receivables Trust
100,000	Series 2018-1-C 3.420%, 06/16/2025(f)	99,625
	Chesapeake Funding II LLC
705,000	Series 2017-4A-A2 2.117%, 11/15/2029(f)(i) 1 mo. USD LIBOR + 0.340%	705,771
	CIG Auto Receivables Trust
137,301	Series 2017-1A-A 2.710%, 05/15/2023(f)	136,553
	Citibank Credit Card Issuance Trust
1,470,000	Series 2017-A8-A8 1.860%, 08/08/2022	1,440,291

Principal Amount^		Value
$2,000,000	Series 2018-A1-A1 2.490%, 01/20/2023	$1,984,084
	CLUB Credit Trust
260,314	Series 2017-P1-A 2.420%, 09/15/2023(f)	259,697
	Coinstar Funding LLC
4,069,250	Series 2017-1A-A2 5.216%, 04/25/2047(f)	4,184,376
	Colony American Finance Ltd.
480,000	Series 2015-1-D 5.649%, 10/15/2047(f)	500,951
230,000	Series 2016-1-C 4.638%, 06/15/2048(f)(h)	229,052
	Colony American Homes
490,000	Series 2015-1A-E 4.718%, 07/17/2032(f)(i) 1 mo. LIBOR + 3.000%	492,360
685,000	Series 2015-1A-F 5.368%, 07/17/2032(f)(i) 1 mo. LIBOR + 3.650%	691,140
	Cook Park CLO Ltd.
1,000,000	Series 2018-1A-E 7.748%, 04/17/2030(f)(g)(j) 3 mo. USD LIBOR + 5.400%	985,000
	CPS Auto Receivables Trust
845,000	Series 2016-B-E 8.140%, 05/15/2023(f)	894,328
220,000	Series 2017-D-D 3.730%, 09/15/2023(f)	218,619
105,000	Series 2018-A-C 3.050%, 12/15/2023(f)	104,683
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 5.700%, 09/25/2036(h)	342,658
	Diamond Resorts Owner Trust
236,880	Series 2017-1A-C 6.070%, 10/22/2029(f)	232,702
	Drive Auto Receivables Trust
975,000	Series 2018-1-D 3.810%, 05/15/2024	977,424
	DT Auto Owner Trust
149,332	Series 2014-3A-D 4.470%, 11/15/2021(f)	150,347
370,000	Series 2015-2A-D 4.250%, 02/15/2022(f)	373,190
930,000	Series 2016-1A-D 4.660%, 12/15/2022(f)	943,557
830,000	Series 2016-2A-D 5.430%, 11/15/2022(f)	848,939
	Earnest Student Loan Program LLC
13,000	Series 2016-D-R 0.000%, 01/25/2041(f)	1,046,012
	Fifth Third Auto Trust
475,000	Series 2017-1-A2B 1.927%, 04/15/2020(i) 1 mo. USD LIBOR + 0.150%	475,200
	Five Guys Holdings, Inc.
344,138	Series 2017-1A-A2 4.600%, 07/25/2047(f)	350,283
	Flagship Credit Auto Trust
300,000	Series 2016-3-E 6.250%, 10/15/2023(f)	310,861

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Ford Credit Auto Owner Trust
$ 1,805,800	Series 2017-C-A2B 1.897%, 09/15/2020(i) 1 mo. USD LIBOR + 0.120%	$1,808,057
	GCAT LLC
456,939	Series 2017-2-A1 3.500%, 04/25/2047(f)(h)	455,013
252,753	Series 2017-3-A1 3.352%, 04/25/2047(f)(h)	251,896
85,540	Series 2017-4-A1 3.228%, 05/25/2022(f)(h)	85,166
	Global Container Assets 2014 Holdings Ltd.
731,755	Series 2014-1-C 6.000%, 01/05/2030(b)(c)(f)	541,499
295,232	Series 2014-1-D 7.500%, 01/05/2030(b)(c)(f)	117,355
1,185,000	Series 2014-1-E 0.000%, 01/05/2030(b)(c)(f)	0
	Global Container Assets Ltd.
232,882	Series 2015-1A-B 4.500%, 02/05/2030(b)(f)	221,874
	GM Financial Consumer Automobile Receivables Trust
2,440,000	Series 2018-1-A2B 1.876%, 01/19/2021(i) 1 mo. USD LIBOR + 0.090%	2,440,430
	GSAA Home Equity Trust
730,847	Series 2006-10-AF5 6.448%, 06/25/2036(h)	368,826
	Harbour Aircraft Investments Ltd.
1,604,762	Series 2017-1-C 8.000%, 11/15/2037(c)	1,599,993
	Hertz Vehicle Financing LLC
365,000	Series 2017-2A-A 3.290%, 10/25/2023(f)	362,146
	Honda Auto Receivables Owner Trust
440,000	Series 2017-3-A3 1.790%, 09/20/2021	433,603
1,675,000	Series 2018-1I-A3 2.600%, 02/15/2022	1,674,869
	InSite Issuer LLC
3,500,000	Series 2016-1A-C 6.414%, 11/15/2046(f)	3,535,929
	Invitation Homes Trust
780,000	Series 2015-SFR1-E 5.950%, 03/17/2032(f)(i) 1 mo. LIBOR + 4.200%	784,005
485,000	Series 2015-SFR3-E 5.500%, 08/17/2032(f)(i) 1 mo. LIBOR + 3.750%	487,707
150,000	Series 2018-SFR1-E 3.808%, 03/17/2037(f)(i) 1 mo. LIBOR + 2.000%	152,231
	JP Morgan Mortgage Acquisition Trust
1,000,000	Series 2007-CH1-AF5 4.963%, 11/25/2036(h)	985,211
	Labrador Aviation Finance Ltd.
6,489,583	Series 2016-1A-B1 5.682%, 01/15/2042(f)	6,423,759

Principal Amount^		Value
	Lehman XS Trust
$ 3,000,000	Series 2005-6-3A3A 5.760%, 11/25/2035(h)	$2,186,786
1,120,235	Series 2006-8-3A3 5.410%, 06/25/2036(h)	1,195,946
	Master Asset-Backed Securities Trust
12,597,659	Series 2006-NC3-A3 1.972%, 10/25/2036(i) 1 mo. USD LIBOR + 0.100%	8,101,900
	Mosaic Solar Loans LLC
2,200,000	Series 2017-2A-B 4.770%, 09/20/2042(f)	2,232,974
	Motor Plc
835,000	Series 2017-1A-A1 2.402%, 09/25/2024(f)(i) 1 mo. USD LIBOR + 0.530%	836,133
	Nationstar HECM Loan Trust
3,200,000	Series 2018-1A-M4 4.705%, 02/25/2028(f)(g)	3,203,981
	Neuberger Berman CLO XVI-S Ltd.
500,000	Series 2017-16SA-E 7.122%, 01/15/2028(f)(i) 3 mo. USD LIBOR + 5.400%	499,856
	Neuberger Berman Loan Advisers CLO 26
1,000,000	Series 2017-26A-INC 0.000%, 10/18/2030(f)(g)	887,261
	NextGear Floorplan Master Owner Trust
710,000	Series 2016-1A-A1 3.477%, 04/15/2021(f)(i) 1 mo. LIBOR + 1.700%	719,632
220,000	Series 2017-2A-A1 2.457%, 10/17/2022(f)(i) 1 mo. LIBOR + 0.680%	220,856
845,000	Series 2018-1A-A1 3.090%, 02/15/2023(f)(i) 1 mo. LIBOR + 0.640%	845,648
	Nissan Auto Lease Trust
1,175,000	Series 2017-B-A2B 1.987%, 12/16/2019(i) 1 mo. USD LIBOR + 0.210%	1,175,741
	Nissan Auto Receivables Owner Trust
960,000	Series 2017-B-A2B 1.877%, 05/15/2020(i) 1 mo. USD LIBOR + 0.100%	960,074
1,395,000	Series 2017-C-A2B 1.847%, 10/15/2020(i) 1 mo. USD LIBOR + 0.070%	1,394,367
1,060,000	Series 2018-A-A3 2.650%, 05/16/2022	1,059,115
	Oak Hill Advisors Residential Loan Trust
345,352	Series 2017-NPL1-A1 3.000%, 06/25/2057(f)(h)	344,180
789,558	Series 2017-NPL2-A1 3.000%, 07/25/2057(f)(h)	785,033
415,000	Series 2017-NPL2-A2 4.875%, 07/25/2057(f)(h)	414,254
	Octagon Investment Partners XXI Ltd.
1,000,000	Series 2014-1A-C 5.483%, 11/14/2026(f)(i) 3 mo. USD LIBOR + 3.650%	1,003,925

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Octagon Investment Partners XXI Ltd. (Continued)
$1,000,000	Series 2014-1A-D 8.433%, 11/14/2026(f)(i) 3 mo. USD LIBOR + 6.600%	$1,010,270
	OneMain Financial Issuance Trust
1,120,000	Series 2014-2A-D 5.310%, 09/18/2024(f)	1,125,743
1,185,000	Series 2015-2A-D 5.640%, 07/18/2025(f)	1,203,926
675,000	Series 2015-3A-B 4.160%, 11/20/2028(f)	687,921
1,000,000	Series 2016-1A-C 6.000%, 02/20/2029(f)	1,033,571
	Ows Structured Asset Trust
132,120	Series 2016-NPL1-A1 3.750%, 07/25/2056(f)(h)	132,917
	Park Place Securities, Inc.
8,000,000	Series 2005-WHQ1-M5 2.997%, 03/25/2035(i) 1 mo. USD LIBOR + 1.125%	8,002,713
	Preston Ridge Partners Mortgage LLC
1,022,345	Series 2017-2A-A1 3.470%, 09/25/2022(f)(h)	1,020,976
315,000	Series 2017-2A-A2 5.000%, 09/25/2022(f)(h)	314,993
390,641	Series 2017-3A-A1 3.470%, 11/25/2022(f)(g)	391,021
120,000	Series 2017-3A-A2 5.000%, 11/25/2022(f)(g)	119,883
	RCO Mortgage LLC
1,050,648	Series 2017-1-A1 3.375%, 08/25/2022(f)(h)	1,049,076
	Rise Ltd.
294,454	Series 2014-1-A 4.750%, 01/31/2021(c)(g)	292,982
	Santander Retail Auto Lease Trust
1,395,000	Series 2017-A-A2B 2.092%, 03/20/2020(f)(i) 1 mo. USD LIBOR + 0.270%	1,395,269
	Sapphire Aviation Finance I Ltd.
1,000,000	Series 2018-1A-B 5.926%, 03/15/2040(f)	1,007,458
	Shenton Aircraft Investment I Ltd.
715,675	Series 2015-1A-A 4.750%, 10/15/2042(f)	737,094
	Sierra Timeshare Receivables Funding LLC
107,980	Series 2013-3A-A 2.200%, 10/20/2030(f)	107,636
	SLM Private Credit Student Loan Trust
458,000	Series 2003-A-A3 4.260%, 06/15/2032(i) 28 day ARS	457,908
1,250,000	Series 2003-B-A3 4.270%, 03/15/2033(i) 28 day ARS	1,249,750
	SMB Private Education Loan Trust
365,000	Series 2017-B-A2B 2.527%, 10/15/2035(f)(i) 1 mo. USD LIBOR + 0.750%	367,288

Principal Amount^		Value
	SoFi Professional Loan Program LLC
$29,541	Series 2014-B-A1 3.122%, 08/25/2032(f)(i) 1 mo. USD LIBOR + 1.250%	$29,894
471,156	Series 2016-A-B 3.570%, 01/26/2038(f)	463,425
133,000	Series 2017-F-R1 0.000%, 01/25/2041(f)	8,092,584
	Soundview Home Loan Trust
7,455,326	Series 2007-OPT3-2A3 2.052%, 08/25/2037(i) 1 mo. USD LIBOR + 0.180%	7,282,149
	Sprite Ltd.
893,416	Series 2017-1-B 5.750%, 12/15/2037(f)	892,560
	Sunset Mortgage Loan Co. LLC
146,550	Series 2015-NPL1-A 4.459%, 09/18/2045(f)(h)	147,282
	Terwin Mortgage Trust
1,156,007	Series 2006-3-2A2 2.082%, 04/25/2037(f)(i) 1 mo. USD LIBOR + 0.210%	1,142,002
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 0.000%, 01/15/2031(f)(g)	1,017,696
	Thunderbolt Aircraft Lease Ltd.
879,345	Series 2017-A-B 5.750%, 05/17/2032(f)(h)	895,258
	Tidewater Sales Finance Master Trust
565,000	Series 2017-AA-A 4.550%, 04/15/2021(b)(f)	565,353
	Toyota Auto Receivables Owner Trust
1,470,000	Series 2017-C-A2B 1.857%, 07/15/2020(i) 1 mo. USD LIBOR + 0.080%	1,470,235
1,575,000	Series 2017-D-A2B 1.827%, 08/17/2020(i) 1 mo. USD LIBOR + 0.050%	1,574,977
3,230,000	Series 2018-A-A2B 1.847%, 10/15/2020(i) 1 mo. USD LIBOR + 0.070%	3,230,415
	Verizon Owner Trust
620,000	Series 2017-3A-A1B 2.092%, 04/20/2022(f)(i) 1 mo. USD LIBOR + 0.270%	621,581
745,000	Series 2018-1A-A1B 2.010%, 09/20/2022(f)(i) 1 mo. USD LIBOR + 0.260%	745,617
	Veros Automobile Receivables Trust
285,938	Series 2017-1-A 2.840%, 04/17/2023(f)	284,910
	VOLT LIV LLC
149,792	Series 2017-NPL1-A1 3.500%, 02/25/2047(f)(h)	149,826
865,000	Series 2017-NPL1-A2 5.875%, 02/25/2047(f)(h)	867,221
	VOLT LV LLC
286,051	Series 2017-NPL2-A1 3.500%, 03/25/2047(f)(h)	286,227

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	VOLT LVI LLC
$ 540,996	Series 2017-NPL3-A1 3.500%, 03/25/2047(f)(h)	$542,427
760,000	Series 2017-NPL3-A2 5.875%, 03/25/2047(f)(h)	762,055
	VOLT LXI LLC
148,479	Series 2017-NPL8-A1 3.125%, 06/25/2047(f)(h)	148,084
	VOLT LXIII LLC
319,797	Series 2017-NP10-A1 3.000%, 10/25/2047(f)(h)	317,594
	VOLT XL LLC
295,000	Series 2015-NP14-A2 4.875%, 11/27/2045(f)(h)	295,741
	WAVE Trust
345,912	Series 2017-1A-B 5.682%, 11/15/2042(f)	346,777
	Westlake Automobile Receivables Trust
205,000	Series 2017-1A-D 3.460%, 10/17/2022(f)	205,856
245,000	Series 2018-1A-D 3.410%, 05/15/2023(f)	244,722
	World Financial Network Credit Card Master Trust
1,610,000	Series 2015-A-A 2.257%, 02/15/2022(i) 1 mo. LIBOR + 0.480%	1,610,247

TOTAL ASSET-BACKED SECURITIES (Cost $155,580,584)		156,243,511

BANK LOANS: 2.1%
	1011778 B.C. Unlimited Liability Co.
123,747	4.127%, 02/16/2024 1 mo. LIBOR + 2.250%	123,979
	AES Corp.
1,116,203	0.000%, 05/24/2022(k)	1,118,497
1,116,203	3.944%, 05/24/2022 3 mo. LIBOR + 2.000%	1,118,497
	Almonde, Inc.
661,675	5.484%, 06/13/2024 3 mo. LIBOR + 3.500%	661,801
	Altice US Finance I Corp.
614,052	4.127%, 07/28/2025 1 mo. LIBOR + 2.250%	613,975
	AMC Entertainment, Inc.
89,100	4.027%, 12/15/2023 1 mo. LIBOR + 2.250%	89,406
	Amneal Pharmaceuticals LLC
980,000	0.000%, 03/07/2025(k)	981,837
	Aramark Services, Inc.
568,575	3.877%, 03/11/2025 1 mo. LIBOR + 2.000%	573,195
	Atkore International, Inc.
130,673	5.060%, 12/22/2023 3 mo. LIBOR + 2.750%	131,685
	Axalta Coating Systems US Holdings, Inc.
270,073	4.302%, 06/01/2024 3 mo. LIBOR + 2.000%	270,986
	BCP Raptor LLC
615,350	6.039%, 06/24/2024 2 mo. LIBOR + 4.250%	619,581

Principal Amount^		Value
	Belron S.A.
$ 199,500	4.293%, 11/07/2024 3 mo. LIBOR + 2.500%	$200,830
	BWAY Holding Co.
1,057,013	4.958%, 04/03/2024 3 mo. LIBOR + 3.250%	1,063,524
	California Resources Corp.
442,000	6.572%, 12/31/2022 1 mo. LIBOR + 4.750%	449,598
	Camelot UK Holdco Ltd.
423,215	5.127%, 10/03/2023 1 mo. LIBOR + 3.250%	426,351
	Cavium, Inc.
204,000	4.127%, 08/16/2022 1 mo. LIBOR + 2.250%	204,510
	CBS Radio, Inc.
287,954	4.623%, 11/17/2024 3 mo. LIBOR + 2.750%	289,753
	Change Healthcare Holdings, Inc.
646,065	4.627%, 03/01/2024 1 mo. LIBOR + 2.750%	648,368
	Consolidated Communications, Inc.
342,844	4.880%, 10/04/2023 1 mo. LIBOR + 3.000%	339,016
	Coty, Inc.
690,000	0.000%, 03/26/2025(k)	690,000
	Crown Holdings, Inc.
75,000	0.000%, 01/29/2025(k)	75,768
	CSC Holdings LLC
951,704	4.036%, 07/17/2025 1 mo. LIBOR + 2.250%	950,320
	Dell, Inc.
814,688	3.630%, 09/07/2021 1 mo. LIBOR + 1.750%	815,201
	Ditech Holding Corp.
189,906	7.877%, 06/30/2022 1 mo. LIBOR + 6.000%	185,238
	Donnelley Financial Solutions, Inc.
177,286	4.877%, 10/02/2023 1 mo. LIBOR + 3.000%	178,395
	Engility Corp.
352,632	0.000%, 08/12/2023(k)	353,263
	Engineered Machinery Holdings, Inc.
278,258	5.552%, 07/19/2024 3 mo. LIBOR + 3.250%	278,664
	Envision Healthcare Corp.
149,619	4.880%, 12/01/2023 1 mo. LIBOR + 3.000%	150,424
	First DataCorp.
171,835	4.122%, 07/08/2022 1 mo. LIBOR + 2.250%	172,282
	GFL Environmental, Inc.
211,775	5.052%, 09/29/2023 3 mo. LIBOR + 2.750%	213,010
	GrafTech Finance, Inc.
588,000	5.240%, 02/12/2025 1 mo. LIBOR + 3.500%	589,102
	GTT Communications, Inc.
187,625	5.188%, 01/09/2024 1 mo. LIBOR + 3.250%	188,258
	Hanesbrands, Inc.
309,225	3.627%, 12/15/2024 1 mo. LIBOR + 1.750%	311,093
	Harbor Freight Tools USA, Inc.
370,274	4.377%, 08/18/2023 1 mo. LIBOR + 2.500%	371,305

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	HD Supply, Inc.
$ 449,330	4.802%, 10/17/2023 3 mo. LIBOR + 2.500%	$452,643
	Hyperion Insurance Group Ltd.
381,349	5.438%, 12/20/2024 1 mo. LIBOR + 3.500%	385,639
	IRB Holding Corp.
330,000	4.936%, 02/05/2025 1 mo. LIBOR + 3.250%	333,919
	Iron Mountain, Inc.
490,000	3.622%, 01/02/2026 1 mo. LIBOR + 1.750%	489,287
	JBS USA LLC/JBS USA Finance, Inc.
982,519	4.678%, 10/30/2022 3 mo. LIBOR + 2.500%	980,986
	Klockner-Pentaplast of America, Inc.
825,850	6.127%, 06/30/2022 1 mo. LIBOR + 4.250%	796,949
	Liberty Media Corp.
180,000	0.000%, 02/16/2025(k)	180,619
	MA FinanceCo. LLC
35,446	4.627%, 06/21/2024 1 mo. LIBOR + 2.750%	35,130
	McAfee LLC
1,140,110	6.377%, 09/30/2024 1 mo. LIBOR + 4.500%	1,153,290
	Meredith Corp.
310,000	4.877%, 01/31/2025 1 mo. LIBOR + 3.000%	312,247
	NCI Building Systems, Inc.
175,000	3.877%, 02/07/2025 1 mo. LIBOR + 2.000%	175,219
	NeuStar, Inc.
462,675	5.377%, 08/08/2024 1 mo. LIBOR + 3.500%	464,894
	ON Assignment, Inc.
190,000	0.000%, 02/21/2025(k)	190,951
	Plastipak Packaging, Inc.
134,325	4.630%, 10/14/2024 1 mo. LIBOR + 2.750%	135,215
	Ply Gem Industries, Inc.
135,245	5.302%, 02/01/2021 3 mo. LIBOR + 3.000%	135,647
	Post Holdings, Inc.
964,994	3.880%, 05/24/2024 1 mo. LIBOR + 2.000%	967,769
	Presidio, Inc.
943,560	4.446%, 02/02/2024 3 mo. LIBOR + 2.750%	948,042
	Quikrete Holdings, Inc.
649,038	4.627%, 11/15/2023 1 mo. LIBOR + 2.750%	652,579
	Quintiles IMS, Inc.
308,450	4.302%, 01/17/2025 3 mo. LIBOR + 2.000%	310,339
	Rackspace Hosting, Inc.
277,205	4.787%, 11/03/2023 3 mo. LIBOR + 3.000%	276,469
	Radiate Holdco LLC
1,148,609	4.877%, 02/01/2024 1 mo. LIBOR + 3.000%	1,143,429

Principal Amount^		Value
	Seattle Spinco, Inc.
$ 239,374	4.627%, 06/21/2024 1 mo. LIBOR + 2.750%	$237,242
	Sedgwick Claims Management Services, Inc.
848,588	0.000%, 02/26/2021(k)	849,331
	Serta Simmons Bedding LLC
635,340	5.195%, 11/08/2023 3 mo. LIBOR + 3.500%	576,730
612,579	9.711%, 11/08/2024 1 mo. LIBOR + 8.000%	493,126
	Sprint Communications, Inc.
910,800	4.438%, 02/02/2024 1 mo. LIBOR + 2.500%	912,034
	SS&C Technologies Holdings Europe S.A.R.L.
84,355	0.000%, 02/28/2025(k)	84,860
	SS&C Technologies, Inc.
236,464	0.000%, 02/28/2025(k)	237,881
	Surgery Center Holdings, Inc.
1,150,185	5.130%, 09/02/2024 1 mo. LIBOR + 3.250%	1,151,335
	Telenet Financing USD LLC
540,000	0.000%, 03/01/2026(k)	543,262
	TransDigm, Inc.
92,840	4.627%, 05/14/2022 1 mo. LIBOR + 2.750%	93,189
667,325	4.627%, 06/09/2023 1 mo. LIBOR + 2.750%	669,984
143,914	4.802%, 08/22/2024 3 mo. LIBOR + 2.500%	144,544
	Truck Hero, Inc.
982,661	6.222%, 04/21/2024 3 mo. LIBOR + 4.000%	989,540
	Uber Technologies
1,120,096	5.877%, 07/13/2023 1 mo. LIBOR + 4.000%	1,125,798
565,000	0.000%, 04/04/2025(k)	568,266
	Unitymedia Finance LLC
1,130,000	4.027%, 09/30/2025 1 mo. LIBOR + 2.250%	1,129,469
	UPC Financing Partnership
439,474	4.277%, 01/15/2026 1 mo. LIBOR + 2.500%	441,201
	USI, Inc.
1,096,878	5.302%, 05/16/2024 3 mo. LIBOR + 3.000%	1,100,081
	USS Ultimate Holdings, Inc.
54,725	5.627%, 08/25/2024 1 mo. LIBOR + 3.750%	55,101
	UTZ Quality Foods LLC
375,000	5.354%, 11/21/2024 1 mo. LIBOR + 3.500%	379,395
	Veritas Bermuda Ltd.
763,055	6.802%, 01/27/2023 3 mo. LIBOR + 4.500%	761,082
	Virgin Media Bristol LLC
770,000	4.277%, 01/15/2026 1 mo. LIBOR + 2.500%	774,812
	Weight Watchers International, Inc.
1,599,750	6.450%, 11/29/2024 3 mo. LIBOR + 4.750%	1,622,498
	WR Grace & Co.
231,633	0.000%, 04/03/2025(k)	232,646
397,085	0.000%, 04/03/2025(k)	398,822

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Wyndham Hotels & Resorts, Inc.
$ 270,000	0.000%, 03/28/2025(k)	$271,012
	Zayo Group, LLC
363,863	4.127%, 01/19/2024 1 mo. LIBOR + 2.250%	366,076
	Ziggo Secured Finance Partnership
1,266,371	4.277%, 04/15/2025 1 mo. LIBOR + 2.500%	1,258,919

TOTAL BANK LOANS (Cost $43,298,930)		43,437,210

CONVERTIBLE BONDS: 1.1%
Communications: 0.2%
	DISH Network Corp.
1,050,000	2.375%, 03/15/2024	933,756
1,310,000	3.375%, 08/15/2026	1,265,067
	Finisar Corp.
780,000	0.500%, 12/15/2036	702,709
	Liberty Media Corp.
160,000	2.250%, 09/30/2046	167,306

		3,068,838

Consumer, Cyclical: 0.0%
	Navistar International Corp.
302,000	4.500%, 10/15/2018	306,605
442,000	4.750%, 04/15/2019	455,809

		762,414

Consumer, Non-cyclical: 0.6%
	BioMarin Pharmaceutical, Inc.
285,000	1.500%, 10/15/2020	315,281
1,385,000	0.599%, 08/01/2024	1,303,631
	Flexion Therapeutics, Inc.
195,000	3.375%, 05/01/2024(f)	222,516
	Horizon Pharma Investment Ltd.
465,000	2.500%, 03/15/2022	428,177
	Impax Laboratories, Inc.
8,462,000	2.000%, 06/15/2022(a)	8,422,508
	Insulet Corp.
60,000	1.375%, 11/15/2024(f)	68,821
	Intercept Pharmaceuticals, Inc.
540,000	3.250%, 07/01/2023	435,375
	Ionis Pharmaceuticals, Inc.
335,000	1.000%, 11/15/2021	331,796
	Macquarie Infrastructure Corp.
1,025,000	2.000%, 10/01/2023	914,812
	Supernus Pharmaceuticals, Inc.
150,000	0.625%, 04/01/2023(f)	159,952

		12,602,869

Diversified: 0.0%
	RWT Holdings, Inc.
130,000	5.625%, 11/15/2019	131,300

Energy: 0.1%
	Chesapeake Energy Corp.
440,000	5.500%, 09/15/2026	381,084
	Nabors Industries, Inc.
615,000	0.750%, 01/15/2024(f)	461,815
	SM Energy Co.
140,000	1.500%, 07/01/2021	132,860

Principal Amount^		Value
Energy (continued)
	Whiting Petroleum Corp.
$ 230,000	1.250%, 04/01/2020	$217,635

		1,193,394

Financial: 0.1%
	Hercules Capital, Inc.
110,000	4.375%, 02/01/2022	111,574
	iStar, Inc.
825,000	3.125%, 09/15/2022(f)	787,063

		898,637

Industrial: 0.1%
	Echo Global Logistics, Inc.
15,000	2.500%, 05/01/2020	15,296
	Greenbrier Cos., Inc. (The)
345,000	2.875%, 02/01/2024	395,888
	Hornbeck Offshore Services, Inc.
2,500,000	1.500%, 09/01/2019	1,959,375
	Tutor Perini Corp.
290,000	2.875%, 06/15/2021	306,989

		2,677,548

Technology: 0.0%
	Evolent Health, Inc.
180,000	2.000%, 12/01/2021	181,609
	Rovi Corp.
225,000	0.500%, 03/01/2020	219,060
	Verint Systems, Inc.
370,000	1.500%, 06/01/2021	362,049

		762,718

TOTAL CONVERTIBLE BONDS (Cost $22,635,825)		22,097,718

CORPORATE BONDS: 22.4%
Basic Materials: 1.9%
	Ashland LLC
3,035,000	4.750%, 08/15/2022	3,088,112
	Celulosa Arauco y Constitucion S.A.
615,000	5.500%, 11/02/2047(f)	628,530
	Commercial Metals Co.
2,820,000	5.375%, 07/15/2027	2,784,750
	Constellium N.V.
2,282,000	6.625%, 03/01/2025(f)	2,316,230
2,000,000	5.875%, 02/15/2026(f)	1,975,000
	Fibria Overseas Finance Ltd.
720,000	4.000%, 01/14/2025	696,150
	Freeport-McMoRan, Inc.
7,090,000	3.875%, 03/15/2023	6,869,501
	Gerdau Trade, Inc.
1,655,000	4.875%, 10/24/2027(f)	1,636,398
	Glencore Finance Canada Ltd.
200,000	4.250%, 10/25/2022(f)	203,104
	Glencore Funding LLC
100,000	2.875%, 04/16/2020(f)	99,218
	Kaiser Aluminum Corp.
2,146,000	5.875%, 05/15/2024	2,226,475
	Kraton Polymers LLC/Kraton Polymers Capital Corp.
3,350,000	7.000%, 04/15/2025(f)	3,484,000
	Mexichem SAB de C.V.
400,000	4.000%, 10/04/2027(f)	381,000

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Basic Materials (continued)
	Platform Specialty Products Corp.
$ 3,977,000	6.500%, 02/01/2022(f)	$4,051,569
	PolyOne Corp.
3,346,000	5.250%, 03/15/2023	3,446,380
	Resolute Forest Products, Inc.
1,000,000	5.875%, 05/15/2023	1,023,750
	Suzano Austria GmbH
550,000	5.750%, 07/14/2026(f)	578,930
	United States Steel Corp.
2,523,000	6.875%, 08/15/2025	2,604,997
	Vale Overseas Ltd.
630,000	6.250%, 08/10/2026	707,175
	Versum Materials, Inc.
235,000	5.500%, 09/30/2024(f)	243,225

		39,044,494

Communications: 2.8%
	Clear Channel Worldwide Holdings, Inc.
3,630,000	7.625%, 03/15/2020	3,639,075
	Grupo Televisa SAB
9,270,000 (MXN)	7.250%, 05/14/2043	387,386
	GTT Communications, Inc.
4,210,000	7.875%, 12/31/2024(f)	4,241,575
	Hughes Satellite Systems Corp.
2,000,000	6.625%, 08/01/2026	1,995,000
	Intelsat Jackson Holdings S.A.
4,450,000	9.750%, 07/15/2025(f)	4,166,312
	Match Group, Inc.
5,190,000	5.000%, 12/15/2027(f)	5,125,125
	Millicom International Cellular S.A.
1,350,000	5.125%, 01/15/2028(f)	1,294,313
	NBCUniversal Enterprise, Inc.
520,000	5.250%, 12/31/2049(d)(f)	540,800
	Netflix, Inc.
5,703,000	4.375%, 11/15/2026	5,417,850
2,150,000	4.875%, 04/15/2028(f)	2,070,127
	Quebecor Media, Inc.
5,325,000	5.750%, 01/15/2023	5,484,750
	Qwest Capital Funding, Inc.
1,217,000	6.875%, 07/15/2028	1,101,385
	Sirius XM Radio, Inc.
6,058,000	5.000%, 08/01/2027(f)	5,724,810
	Telecom Italia SpA
1,400,000	5.303%, 05/30/2024(f)	1,429,750
	Telenet Finance Luxembourg Notes S.a.r.l.
1,000,000	5.500%, 03/01/2028(f)	954,345
	VeriSign, Inc.
6,640,000	4.750%, 07/15/2027	6,391,000
	Verizon Communications, Inc.
1,500,000	4.125%, 03/16/2027	1,522,200
	ViaSat, Inc.
5,210,000	5.625%, 09/15/2025(f)	5,042,238

		56,528,041

Consumer, Cyclical: 3.0%
	Alimentation Couche-Tard, Inc.
845,000	2.589%, 12/13/2019(f)(i) 3 mo. USD LIBOR + 0.500%	846,451

Principal Amount^		Value
Consumer, Cyclical (continued)
	Allison Transmission, Inc.
$ 760,000	4.750%, 10/01/2027(f)	$718,200
	Beazer Homes USA, Inc.
1,300,000	6.750%, 03/15/2025	1,293,500
	Boyd Gaming Corp.
2,400,000	6.375%, 04/01/2026	2,508,264
	Century Communities, Inc.
1,680,000	5.875%, 07/15/2025	1,604,400
	Churchill Downs, Inc.
3,100,000	4.750%, 01/15/2028(f)	2,937,250
	Constellation Merger Sub, Inc.
420,000	8.500%, 09/15/2025(f)	408,450
	Fiat Chrysler Automobiles N.V.
2,100,000	5.250%, 04/15/2023	2,157,750
	FirstCash, Inc.
1,500,000	5.375%, 06/01/2024(f)	1,531,425
	H&E Equipment Services, Inc.
6,805,000	5.625%, 09/01/2025	6,881,556
	JC Penney Corp., Inc.
43,000	5.650%, 06/01/2020	44,236
	KAR Auction Services, Inc.
3,974,000	5.125%, 06/01/2025(f)	3,964,065
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4,267,000	4.750%, 06/01/2027(f)	4,117,655
	Latam Airlines 2015-1 Pass Through Trust
2,025,026	4.500%, 08/15/2025	1,980,476
	Lennar Corp.
3,000,000	4.500%, 04/30/2024	2,947,500
3,600,000	4.750%, 11/29/2027(f)	3,465,000
	Men’s Wearhouse, Inc. (The)
1,500,000	7.000%, 07/01/2022	1,548,750
	Nissan Motor Acceptance Corp.
1,960,000	2.722%, 03/15/2021(f)(i) 3 mo. USD LIBOR + 0.520%	1,963,137
	PulteGroup, Inc.
4,500,000	5.000%, 01/15/2027	4,391,775
	Scotts Miracle-Gro Co. (The)
3,250,000	5.250%, 12/15/2026	3,229,688
	Six Flags Entertainment Corp.
900,000	5.500%, 04/15/2027(f)	893,250
	Toll Brothers Finance Corp.
3,000,000	4.875%, 03/15/2027	2,932,500
	Toyota Motor Credit Corp.
3,880,000	1.805%, 01/10/2020(i) 3 mo. USD LIBOR + 0.100%	3,878,914
	TRI Pointe Group, Inc.
3,600,000	5.250%, 06/01/2027	3,388,500
	William Lyon Homes, Inc.
525,000	5.875%, 01/31/2025	515,445
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
1,500,000	5.250%, 05/15/2027(f)	1,473,750

		61,621,887

Consumer, Non-cyclical: 3.4%
	Avaya, Inc.
18,436,000	7.000%, 04/01/2019(c)(f)(l)	0
4,906,000	10.500%, 03/01/2021(c)(f)(l)	0
	BRF GmbH
1,295,000	4.350%, 09/29/2026(f)	1,128,269

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
	BRF S.A.
1,200,000 (BRL)	7.750%, 05/22/2018(f)	$356,890
	Brink’s Co. (The)
1,450,000	4.625%, 10/15/2027(f)	1,348,500
	Campbell Soup Co.
985,000	2.645%, 03/16/2020(i) 3 mo. USD LIBOR + 0.500%	985,281
	Coty, Inc.
420,000 (EUR)	4.000%, 04/15/2023(f)(j)	517,619
	CVS Health Corp.
1,970,000	2.687%, 03/09/2020(i) 3 mo. USD LIBOR + 0.630%	1,977,945
1,970,000	2.777%, 03/09/2021(i) 3 mo. USD LIBOR + 0.720%	1,985,637
1,230,000	4.100%, 03/25/2025	1,240,499
	DaVita, Inc.
4,700,000	5.000%, 05/01/2025	4,554,535
	Encompass Health Corp.
2,000,000	5.750%, 11/01/2024	2,042,500
2,858,000	5.750%, 09/15/2025	2,929,450
	Gilead Sciences, Inc.
1,655,000	2.422%, 03/20/2019(i) 3 mo. USD LIBOR + 0.220%	1,655,235
1,655,000	2.452%, 09/20/2019(i) 3 mo. USD LIBOR + 0.250%	1,656,364
	Great Lakes Dredge & Dock Corp.
1,113,000	8.000%, 05/15/2022	1,143,607
	Grupo Bimbo SAB de C.V.
1,685,000	4.700%, 11/10/2047(f)	1,631,013
	JBS USA LLC/JBS USA Finance, Inc.
730,000	7.250%, 06/01/2021(f)	739,125
805,000	5.750%, 06/15/2025(f)	754,687
	Kindred Healthcare, Inc.
2,754,000	8.750%, 01/15/2023	2,926,125
	Lamb Weston Holdings, Inc.
4,000,000	4.625%, 11/01/2024(f)	3,985,000
3,000,000	4.875%, 11/01/2026(f)	2,981,250
	Live Nation Entertainment, Inc.
3,000,000	4.875%, 11/01/2024(f)	2,932,500
	Magellan Health, Inc.
2,000,000	4.400%, 09/22/2024	1,993,144
	MARB BondCo Plc
1,030,000	6.875%, 01/19/2025(f)	943,995
	Polaris Intermediate Corp.
1,060,000	8.500%, 12/01/2022(f)(m) PIK rate 9.250%	1,083,861
	Post Holdings, Inc.
1,500,000	5.750%, 03/01/2027(f)	1,496,250
	Quorum Health Corp.
2,400,000	11.625%, 04/15/2023	2,556,000
	Rent-A-Center, Inc.
2,355,000	6.625%, 11/15/2020	2,157,769
3,923,000	4.750%, 05/01/2021	3,491,470
	Service Corp. International
1,150,000	4.625%, 12/15/2027	1,112,625
	Teleflex, Inc.
2,000,000	4.875%, 06/01/2026	1,990,000
4,000,000	4.625%, 11/15/2027	3,865,040
	Teva Pharmaceutical Finance Netherlands III B.V.
445,000	4.100%, 10/01/2046	328,459

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	United Rentals North America, Inc.
$ 1,700,000	5.500%, 05/15/2027	$1,717,000
4,800,000	4.875%, 01/15/2028	4,644,000
	Weight Watchers International, Inc.
1,960,000	8.625%, 12/01/2025(f)	2,092,300

		68,943,944

Energy: 3.9%
	American Midstream Partners L.P./American Midstream Finance Corp.
600,000	8.500%, 12/15/2021(f)	607,500
	Antero Midstream Partners L.P./Antero Midstream Finance Corp.
1,986,000	5.375%, 09/15/2024	2,010,825
	Bellatrix Exploration Ltd.
1,840,000	8.500%, 05/15/2020(f)	1,504,200
	Bristow Group, Inc.
640,000	6.250%, 10/15/2022	524,800
	California Resources Corp.
23,000	5.000%, 01/15/2020	20,815
92,000	5.500%, 09/15/2021	71,300
2,062,000	8.000%, 12/15/2022(f)	1,626,402
23,000	6.000%, 11/15/2024	14,145
	Calumet Specialty Products Partners L.P./Calumet Finance Corp.
3,760,000	6.500%, 04/15/2021	3,666,000
2,579,000	7.750%, 04/15/2023	2,559,657
	CNX Resources Corp.
5,100,000	5.875%, 04/15/2022	5,144,625
1,300,000	8.000%, 04/01/2023	1,378,813
	Continental Resources, Inc.
4,630,000	4.500%, 04/15/2023	4,693,662
2,500,000	4.375%, 01/15/2028(f)	2,440,625
	Cosan Luxembourg S.A.
455,000	7.000%, 01/20/2027(f)	484,666
	Diamond Offshore Drilling, Inc.
970,000	7.875%, 08/15/2025	976,063
	Diamondback Energy, Inc.
3,850,000	4.750%, 11/01/2024	3,821,125
2,950,000	5.375%, 05/31/2025	3,006,787
	Eclipse Resources Corp.
1,495,000	8.875%, 07/15/2023	1,418,381
	EnLink Midstream Partners L.P.
1,180,000	6.000%, 12/15/2022(d)(g) 3 mo. USD LIBOR + 4.110%	1,104,240
	Geopark Ltd.
255,000	6.500%, 09/21/2024(f)	255,673
	Halcon Resources Corp.
813,000	6.750%, 02/15/2025	802,838
	Lonestar Resources America, Inc.
380,000	11.250%, 01/01/2023(f)	380,950
	McDermott International, Inc.
8,500,000	8.000%, 05/01/2021(f)	8,723,125
	MEG Energy Corp.
900,000	6.375%, 01/30/2023(f)	756,000
2,190,000	7.000%, 03/31/2024(f)	1,817,700
	Murphy Oil USA, Inc.
2,250,000	5.625%, 05/01/2027	2,264,062
	NGPL PipeCo LLC
305,000	7.768%, 12/15/2037(f)	370,575
	OGX Austria GmbH
795,000	8.500%, 06/01/2018(b)(c)(f)(l)	16

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy (continued)
	OGX Austria GmbH (Continued)
$ 600,000	8.375%, 04/01/2022(b)(c)(f)(l)	$66
	Parkland Fuel Corp.
780,000	6.000%, 04/01/2026(f)	785,850
	PBF Holding Co. LLC/PBF Finance Corp.
3,050,000	7.250%, 06/15/2025	3,175,812
	Petrobras Global Finance B.V.
966,000	5.299%, 01/27/2025(f)	955,133
180,000	5.999%, 01/27/2028(f)	178,425
2,035,000	5.625%, 05/20/2043	1,783,169
940,000	7.250%, 03/17/2044	961,150
	Petroleos Mexicanos
4,100,000 (MXN)	7.650%, 11/24/2021(f)	214,801
	RSP Permian, Inc.
915,000	5.250%, 01/15/2025	950,456
	Sanchez Energy Corp.
1,620,000	7.250%, 02/15/2023(f)	1,632,150
	Shelf Drilling Holdings Ltd.
230,000	8.250%, 02/15/2025(f)	231,438
	SRC Energy, Inc.
945,000	6.250%, 12/01/2025(f)	952,088
	SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp.
2,650,000	7.500%, 06/15/2025(f)	2,742,750
	Tennessee Gas Pipeline Co. LLC
325,000	7.000%, 03/15/2027	382,386
	Transcanada Trust
4,170,000	5.300%, 03/15/2077(g) 3 mo. USD LIBOR + 3.208%	4,125,694
	Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.
840,000	8.750%, 04/15/2023(f)	785,400
	Whiting Petroleum Corp.
1,330,000	6.625%, 01/15/2026(f)	1,341,638
	WPX Energy, Inc.
4,774,000	6.000%, 01/15/2022	4,929,155
	YPF S.A.
780,000	27.125%, 07/07/2020(f)(i) BADLARPP + 4.000%	627,900
840,000	6.950%, 07/21/2027(f)	845,544

		80,046,575

Financial: 2.7%
	Ambac Assurance Corp.
3	5.100%, 06/07/2020(f)	4
	American Equity Investment Life Holding Co.
2,950,000	5.000%, 06/15/2027	2,995,222
	Ardonagh Midco 3 Plc
1,775,000 (GBP)	8.375%, 07/15/2023(f)	2,563,299
375,000	8.625%, 07/15/2023(f)	389,062
	Banco Hipotecario S.A.
12,745,000 (ARS)	23.708%, 01/12/2020(f)(i) BADLARPP + 2.500%	649,069
12,020,000 (ARS)	26.771%, 11/07/2022(f)(i) BADLARPP + 4.000%	625,642
	Banco Macro S.A.
7,805,000 (ARS)	17.500%, 05/08/2022(f)	364,412

Principal Amount^		Value
Financial (continued)
	Banco Supervielle S.A.
15,000,000 (ARS)	27.271%, 08/09/2020(f)(i) BADLARPP + 4.500%	$784,503
	CIT Group, Inc.
255,000	4.125%, 03/09/2021	256,913
	Citibank N.A.
3,290,000	2.438%, 09/18/2019(i) 3 mo. USD LIBOR + 0.260%	3,286,468
1,975,000	2.189%, 02/12/2021(i) 3 mo. USD LIBOR + 0.350%	1,973,953
	Citigroup, Inc.
1,855,000	2.498%, 01/10/2020(i) 3 mo. USD LIBOR + 0.790%	1,866,302
	Credit Acceptance Corp.
2,035,000	7.375%, 03/15/2023	2,129,119
	Ditech Holding Corp.
603,346	9.000%, 12/31/2024(m) PIK rate 9.000%	503,040
	Enova International, Inc.
3,077,000	9.750%, 06/01/2021	3,253,927
	Financiera de Desarrollo Territorial S.A. Findeter
6,675,000,000 (COP)	7.875%, 08/12/2024(f)	2,446,569
	Hall of Fame
387,300	10.822%, 10/20/2019(b)(c)	387,300
	Howard Hughes Corp. (The)
5,750,000	5.375%, 03/15/2025(f)	5,692,500
	Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
3,950,000	6.250%, 02/01/2022	4,029,000
	Intesa Sanpaolo SpA
3,800,000	5.710%, 01/15/2026(f)	3,819,487
	iStar, Inc.
3,609,000	6.000%, 04/01/2022	3,627,045
2,100,000	5.250%, 09/15/2022	2,037,000
	JPMorgan Chase & Co.
2,260,000	2.686%, 06/01/2021(i) 3 mo. USD LIBOR + 0.680%	2,273,417
	JPMorgan Chase Bank N.A.
1,975,000	2.070%, 02/13/2020(i) 3 mo. USD LIBOR + 0.250%	1,975,298
	MGIC Investment Corp.
222,000	5.750%, 08/15/2023	233,655
	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.
2,320,000	5.625%, 05/01/2024	2,401,200
	Muse Residences
1,252,702	11.750%, 08/05/2018(b)(c)	1,252,702
	SLS Hotel
138,726	9.750%, 11/20/2018(b)(c)	138,726
	Starwood Property Trust, Inc.
4,300,000	5.000%, 12/15/2021	4,396,750

		56,351,584

Industrial: 2.3%
	Bombardier, Inc.
366,000	7.750%, 03/15/2020(f)	391,620
6,360,000	8.750%, 12/01/2021(f)	7,003,950
100,000	5.750%, 03/15/2022(f)	99,625
100,000	6.000%, 10/15/2022(f)	99,625

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Industrial (continued)
	Bombardier, Inc. (Continued)
$ 700,000	6.125%, 01/15/2023(f)	$701,743
1,600,000	7.500%, 03/15/2025(f)	1,650,000
	Caterpillar Financial Services Corp.
1,650,000	2.315%, 09/04/2020(i) 3 mo. USD LIBOR + 0.290%	1,653,843
985,000	2.355%, 03/15/2021(i) 3 mo. USD LIBOR + 0.230%	985,194
	CNH Industrial N.V.
2,500,000	4.500%, 08/15/2023	2,550,575
	Covanta Holding Corp.
1,628,000	5.875%, 07/01/2025	1,583,230
	Crown Americas LLC/Crown Americas Capital Corp. V
1,500,000	4.250%, 09/30/2026	1,391,250
	Embraer Netherlands Finance B.V.
310,000	5.050%, 06/15/2025	319,492
575,000	5.400%, 02/01/2027	608,264
	Embraer Overseas Ltd.
325,000	5.696%, 09/16/2023(f)	348,156
	Hornbeck Offshore Services, Inc.
186,000	5.875%, 04/01/2020	126,480
287,000	5.000%, 03/01/2021	161,438
	James Hardie International Finance DAC
2,670,000	5.000%, 01/15/2028(f)	2,603,250
	KLX, Inc.
4,180,000	5.875%, 12/01/2022(f)	4,322,329
	Leonardo US Holdings, Inc.
438,000	6.250%, 01/15/2040(f)	486,180
	Louisiana-Pacific Corp.
2,000,000	4.875%, 09/15/2024	2,010,000
	OSX 3 Leasing B.V.
1,216,328	13.000%, 03/20/2015(b)(f)(l)	389,225
	Ply Gem Industries, Inc.
2,901,000	6.500%, 02/01/2022	2,992,454
3,809,000	6.500%, 02/01/2022	3,935,935
	TransDigm, Inc.
3,500,000	6.500%, 05/15/2025	3,543,750
1,589,000	6.375%, 06/15/2026	1,604,890
	XPO Logistics, Inc.
5,500,000	6.125%, 09/01/2023(f)	5,699,375

		47,261,873

Technology: 1.3%
	CDK Global, Inc.
7,000,000	4.875%, 06/01/2027(f)	6,755,000
	CDW LLC/CDW Finance Corp.
2,000,000	5.000%, 09/01/2025	2,000,000
	Entegris, Inc.
2,370,000	4.625%, 02/10/2026(f)	2,322,861
	IBM Credit LLC
1,940,000	1.949%, 02/05/2021(i) 3 mo. USD LIBOR + 0.160%	1,941,030
	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
2,985,000	6.000%, 07/15/2025(f)	3,070,819
	MSCI, Inc.
2,705,000	4.750%, 08/01/2026(f)	2,684,713
	Open Text Corp.
1,572,000	5.875%, 06/01/2026(f)	1,620,653

Principal Amount^		Value
Technology (continued)
	Sensata Technologies UK Financing Co. Plc
$ 5,155,000	6.250%, 02/15/2026(f)	$5,443,422
	Veritas US, Inc./Veritas Bermuda Ltd.
605,000	10.500%, 02/01/2024(f)	568,700

		26,407,198

Utilities: 1.1%
	AmeriGas Partners L.P./AmeriGas Finance Corp.
2,200,000	5.500%, 05/20/2025	2,134,000
3,000,000	5.750%, 05/20/2027	2,883,750
	Emera US Finance L.P.
5,770,000	3.550%, 06/15/2026	5,519,998
	Empresas Publicas de Medellin ESP
2,500,000,000 (COP)	8.375%, 11/08/2027(f)	922,819
	Enel SpA
1,990,000	8.750%, 09/24/2073(f)(g) USD 5 year swap rate + 5.880%	2,365,612
	Infraestructura Energetica Nova SAB de C.V.
535,000	3.750%, 01/14/2028(f)	510,390
330,000	4.875%, 01/14/2048(f)	308,550
	NGL Energy Partners L.P./NGL Energy Finance Corp.
920,000	5.125%, 07/15/2019	920,000
25,000	6.875%, 10/15/2021	25,031
1,685,000	7.500%, 11/01/2023	1,697,638
1,585,000	6.125%, 03/01/2025	1,517,638
	NRG Energy, Inc.
2,050,000	6.625%, 01/15/2027	2,106,375
1,646,000	5.750%, 01/15/2028(f)	1,613,080

		22,524,881

TOTAL CORPORATE BONDS (Cost $469,494,328)		458,730,477

GOVERNMENT SECURITIES & AGENCY ISSUE: 3.8%
	Argentina POM Politica Monetaria
10,815,000 (ARS)	Series POM 27.250%, 06/21/2020(i)	576,660
	Mexican Bonos
32,500,000 (MXN)	Series M 5.750%, 03/05/2026	1,620,077
	Provincia de Buenos Aires
72,825,000 (ARS)	26.742%, 05/31/2022(i) BADLARPP + 3.830%	3,752,840
810,000	5.750%, 06/15/2019(f)	828,225
625,000	7.875%, 06/15/2027(f)	650,000
	Republic of Poland Government Bond
40,105,000 (PLN)	2.500%, 07/25/2027	11,137,808
	Republic of South Africa Government Bond
57,275,000 (ZAR)	8.750%, 01/31/2044	4,757,508
63,335,000 (ZAR)	8.750%, 02/28/2048	5,284,063
	United States Treasury Bond
1,947,500	2.750%, 11/15/2047	1,862,145
	United States Treasury Note
28,000,000	1.250%, 06/30/2019(a)	27,679,531

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Principal Amount^		Value
GOVERNMENT SECURITIES & AGENCY ISSUE (CONTINUED)
	United States Treasury Note (Continued)
$ 13,500,000	1.875%, 12/31/2019(a)	$13,411,406
6,000,000	1.625%, 11/15/2022	5,761,055

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $74,726,768)		77,321,318

LIMITED PARTNERSHIPS: 0.1%
4,498	GACP II L.P.(b)(c)	449,781
1,300,000	U.S. Farming Realty Trust II L.P.(b)(c)	1,324,306

TOTAL LIMITED PARTNERSHIPS (Cost $1,707,257)		1,774,087

MORTGAGE-BACKED SECURITIES: 18.6%
	Adjustable Rate Mortgage Trust
76,442	Series 2004-4-3A1 3.527%, 03/25/2035(g)	75,368
370,652	Series 2005-1-3A1 3.432%, 05/25/2035(g)	375,756
2,781,824	Series 2005-2-6M2 2.852%, 06/25/2035(i) 1 mo. USD LIBOR + 0.980%	2,710,233
487,217	Series 2006-1-2A1 3.871%, 03/25/2036(g)	408,769
	American Home Mortgage Investment Trust
458,153	Series 2006-1-11A1 2.152%, 03/25/2046(i) 1 mo. USD LIBOR + 0.280%	442,671
	Banc of America Alternative Loan Trust
98,180	Series 2003-8-1CB1 5.500%, 10/25/2033	100,452
789,960	Series 2006-7-A4 5.998%, 10/25/2036(h)	484,356
	Banc of America Funding Trust
147,641	Series 2004-B-4A2 3.456%, 11/20/2034(g)	146,458
50,519	Series 2005-5-1A1 5.500%, 09/25/2035	53,211
99,422	Series 2005-7-3A1 5.750%, 11/25/2035	105,205
194,373	Series 2006-6-1A2 6.250%, 08/25/2036	188,789
1,129,027	Series 2006-7-T2A3 5.695%, 10/25/2036(g)	1,048,734
394,154	Series 2006-A-4A1 3.625%, 02/20/2036(g)	381,531
531,154	Series 2006-B-7A1 3.775%, 03/20/2036(g)	500,517
4,399,735	Series 2007-1-TA4 6.090%, 01/25/2037(h)	4,085,221
118,278	Series 2007-4-5A1 5.500%, 11/25/2034	121,150
3,988,888	Series 2010-R5-1A3 6.000%, 10/26/2037(f)(g)	3,774,474
986,971	Series 2010-R9-3A3 5.500%, 12/26/2035(f)	850,772
	Banc of America Mortgage Trust
35,592	Series 2005-A-2A1 3.692%, 02/25/2035(g)	35,465

Principal Amount^		Value
$ 411,824	Series 2005-I-4A1 3.388%, 10/25/2035(g)	$406,008
	BCAP LLC Trust
180,031	Series 2007-AA2-22A1 6.000%, 03/25/2022	179,664
296,969	Series 2010-RR6-6A2 9.300%, 07/26/2037(f)(g)	269,199
3,836,458	Series 2011-R11-2A4 5.500%, 12/26/2035(f)	3,180,710
3,991,222	Series 2013-RR1-4A3 6.184%, 08/26/2037(f)(g)	3,961,046
	Bear Stearns Adjustable Rate Mortgage Trust
5,959,551	Series 2005-12-25A1 2.899%, 02/25/2036(g)	5,017,574
	Bear Stearns Asset-Backed Securities I Trust
622,221	Series 2006-AC1-1A1 6.250%, 02/25/2036(h)	495,377
	CFCRE Commercial Mortgage Trust
16,323,000	Series 2016-C7-XE 0.985%, 12/10/2054(f)(g)(n)	1,202,088
7,346,000	Series 2016-C7-XF 0.985%, 12/10/2054(f)(g)(n)	517,128
	Chase Mortgage Finance Trust
4,214,014	Series 2007-S2-1A9 6.000%, 03/25/2037	3,610,360
2,069,251	Series 2007-S3-1A15 6.000%, 05/25/2037	1,689,868
	ChaseFlex Trust
1,745,053	Series 2007-3-2A1 2.172%, 07/25/2037(i) 1 mo. USD LIBOR + 0.300%	1,658,400
	CIM Trust
6,000,000	Series 2016-1RR-B2 8.264%, 08/26/2055(f)(g)	5,880,000
10,000,000	Series 2016-2RR-B2 9.747%, 02/25/2056(f)(g)	9,700,000
10,000,000	Series 2016-3RR-B2 8.329%, 02/27/2056(f)(g)	9,650,000
7,860,000	Series 2017-3-B2 14.334%, 01/27/2057(f)(g)	8,537,434
	Citicorp Mortgage Securities Trust
3,936,706	Series 2006-7-1A1 6.000%, 12/25/2036	3,553,691
	Citigroup Mortgage Loan Trust, Inc.
291,097	Series 2005-5-2A2 5.750%, 08/25/2035	238,198
4,746,150	Series 2005-5-3A2A 3.485%, 10/25/2035(g)	3,727,660
880,608	Series 2009-6-8A2 6.000%, 08/25/2022(f)(g)	920,931
4,334,608	Series 2011-12-1A2 3.595%, 04/25/2036(f)(g)	3,550,577
	CitiMortgage Alternative Loan Trust
383,707	Series 2006-A5-1A13 2.322%, 10/25/2036(i) 1 mo. USD LIBOR + 0.450%	315,474
377,604	Series 2006-A5-1A2 4.679%, 10/25/2036(i)(n) 1 mo. USD LIBOR + 6.550%	53,182
656,255	Series 2007-A4-1A13 5.750%, 04/25/2037	623,706

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	CitiMortgage Alternative Loan Trust (Continued)
$ 336,023	Series 2007-A4-1A6 5.750%, 04/25/2037	$319,363
3,148,508	Series 2007-A6-1A5 6.000%, 06/25/2037	3,076,213
	COMM Mortgage Trust
100,000	Series 2013-LC13-D 5.090%, 08/10/2046(f)(g)	97,525
1,634,513	Series 2014-UBS4-E 3.750%, 08/10/2047(f)	1,093,157
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(f)	937,499
3,502,605	Series 2014-UBS4-G 3.750%, 08/10/2047(b)(f)	923,542
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(b)(c)(f)(g)	0
1,000,000	Series 2015-CR26-E 3.250%, 10/10/2048(f)	639,866
1,000,000	Series 2015-CR26-F 3.250%, 10/10/2048(f)	577,210
510,000	Series 2016-SAVA-C 4.740%, 10/15/2034(f)(i) 1 mo. LIBOR + 3.000%	512,036
	Countrywide Alternative Loan Trust
192,216	Series 2003-22CB-1A1 5.750%, 12/25/2033	197,917
711,272	Series 2004-13CB-A4 0.000%, 07/25/2034(e)(o)	600,194
69,382	Series 2004-14T2-A11 5.500%, 08/25/2034	72,634
152,375	Series 2004-16CB-1A1 5.500%, 07/25/2034	157,102
168,109	Series 2004-16CB-3A1 5.500%, 08/25/2034	173,001
62,576	Series 2004-28CB-5A1 5.750%, 01/25/2035	62,772
306,806	Series 2004-J10-2CB1 6.000%, 09/25/2034	319,224
69,606	Series 2004-J3-1A1 5.500%, 04/25/2034	70,832
7,542,585	Series 2005-64CB-1A10 5.750%, 12/25/2035	7,616,557
139,339	Series 2005-J1-2A1 5.500%, 02/25/2025	142,021
3,260,164	Series 2006-13T1-A13 6.000%, 05/25/2036	2,632,283
529,346	Series 2006-31CB-A7 6.000%, 11/25/2036	465,846
5,171,142	Series 2006-36T2-2A1 6.250%, 12/25/2036	3,780,081
449,840	Series 2006-J1-2A1 7.000%, 02/25/2036	188,168
268,654	Series 2007-16CB-2A1 2.322%, 08/25/2037(i) 1 mo. USD LIBOR + 0.450%	149,768
77,795	Series 2007-16CB-2A2 38.988%, 08/25/2037(i) 1 mo. USD LIBOR + 54.583%	148,060
535,268	Series 2007-19-1A34 6.000%, 08/25/2037	439,854
1,602,227	Series 2007-20-A12 6.250%, 08/25/2047	1,361,141
482,117	Series 2007-22-2A16 6.500%, 09/25/2037	347,502
4,300,087	Series 2007-HY2-1A 3.467%, 03/25/2047(g)	3,986,942

Principal Amount^		Value
$ 2,990,729	Series 2007-HY7C-A4 2.102%, 08/25/2037(i) 1 mo. USD LIBOR + 0.230%	$2,729,612
750,304	Series 2008-2R-2A1 4.508%, 08/25/2037(g)	565,754
4,600,411	Series 2008-2R-4A1 6.250%, 08/25/2037(g)	3,871,776
	Countrywide Home Loan Mortgage Pass-Through Trust
91,920	Series 2004-12-8A1 3.740%, 08/25/2034(g)	90,632
12,214	Series 2004-HYB4-2A1 3.560%, 09/20/2034(g)	11,938
87,173	Series 2004-HYB8-4A1 3.135%, 01/20/2035(g)	86,878
859,324	Series 2005-23-A1 5.500%, 11/25/2035	764,733
560,106	Series 2005-HYB8-4A1 3.368%, 12/20/2035(g)	540,878
4,162,470	Series 2006-9-A1 6.000%, 05/25/2036	3,526,686
217,490	Series 2007-10-A5 6.000%, 07/25/2037	184,864
1,023,756	Series 2007-13-A5 6.000%, 08/25/2037	909,590
	Credit Suisse First Boston Mortgage Securities Corp.
66,884	Series 2003-27-4A4 5.750%, 11/25/2033	69,287
72,026	Series 2003-AR26-7A1 3.564%, 11/25/2033(g)	72,731
49,587	Series 2003-AR28-4A1 3.665%, 12/25/2033(g)	49,961
2,850,175	Series 2005-10-10A3 6.000%, 11/25/2035	1,672,196
1,525,819	Series 2005-11-7A1 6.000%, 12/25/2035	1,332,579
	Credit Suisse Mortgage-Backed Trust
1,044,149	Series 2006-6-1A10 6.000%, 07/25/2036	881,618
781,418	Series 2007-1-4A1 6.500%, 02/25/2022	326,995
96,853	Series 2007-2-2A5 5.000%, 03/25/2037	95,920
540,388	Series 2010-7R-4A17 6.000%, 04/26/2037(f)(g)	521,902
2,241,248	Series 2011-17R-1A2 5.750%, 02/27/2037(f)	2,265,140
1,200,000	Series 2014-USA-E 4.373%, 09/15/2037(f)	1,077,404
980,000	Series 2018-RPL2-A1 4.030%, 08/25/2062(c)(f)(h)	979,974
	Deutsche Mortgage and Asset Receiving Corp.
3,718,082	Series 2014-RS1-1A2 6.972%, 07/27/2037(f)(g)	3,354,030
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
243,842	Series 2004-4-7AR1 2.222%, 06/25/2034(i) 1 mo. USD LIBOR + 0.350%	237,859
200,387	Series 2006-PR1-3A1 9.637%, 04/15/2036(f)(i) 1 mo. USD LIBOR + 12.124%	198,118

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	DSLA Mortgage Loan Trust
$ 174,434	Series 2005-AR5-2A1A 2.138%, 09/19/2045(i) 1 mo. USD LIBOR + 0.330%	$143,439
	Dukinfield Plc
499,396 (GBP)	Series 2-A 1.874%, 12/20/2052(i) 3 mo. GBP LIBOR + 1.250%	709,768
	Eurosail-UK Plc
180,412 (GBP)	Series 2007-2X-A3C 0.754%, 03/13/2045(i) 3 mo. GBP LIBOR + 0.150%	246,925
	Federal Home Loan Mortgage Corp. REMICS
913,501	Series 3118-SD 4.923%, 02/15/2036(i)(n) 1 mo. LIBOR + 6.700%	137,542
324,332	Series 3301-MS 4.323%, 04/15/2037(i)(n) 1 mo. LIBOR + 6.100%	40,465
445,419	Series 3303-SE 4.303%, 04/15/2037(i)(n) 1 mo. LIBOR + 6.080%	56,998
289,523	Series 3303-SG 4.323%, 04/15/2037(i)(n) 1 mo. LIBOR + 6.100%	40,558
123,574	Series 3382-SB 4.223%, 11/15/2037(i)(n) 1 mo. LIBOR + 6.000%	11,348
426,205	Series 3382-SW 4.523%, 11/15/2037(i)(n) 1 mo. LIBOR + 6.300%	56,752
148,994	Series 3384-S 4.613%, 11/15/2037(i)(n) 1 mo. LIBOR + 6.390%	14,537
267,466	Series 3384-SG 4.533%, 08/15/2036(i)(n) 1 mo. LIBOR + 6.310%	32,668
2,779,002	Series 3404-SA 4.223%, 01/15/2038(i)(n) 1 mo. LIBOR + 6.000%	387,027
203,279	Series 3417-SX 4.403%, 02/15/2038(i)(n) 1 mo. LIBOR + 6.180%	18,556
114,671	Series 3423-GS 3.873%, 03/15/2038(i)(n) 1 mo. LIBOR + 5.650%	10,465
1,087,502	Series 3423-TG 0.350%, 03/15/2038(i)(n) 1 mo. LIBOR + 6.000%	10,104
3,834,805	Series 3435-S 4.203%, 04/15/2038(i)(n) 1 mo. LIBOR + 5.980%	451,617
106,909	Series 3445-ES 4.223%, 05/15/2038(i)(n) 1 mo. LIBOR + 6.000%	9,394
539,425	Series 3523-SM 4.223%, 04/15/2039(i)(n) 1 mo. LIBOR + 6.000%	63,949
335,497	Series 3560-KS 4.623%, 11/15/2036(i)(n) 1 mo. LIBOR + 6.400%	43,836

Principal Amount^		Value
$ 272,485	Series 3598-SA 4.573%, 11/15/2039(i)(n) 1 mo. LIBOR + 6.350%	$30,755
227,291	Series 3641-TB 4.500%, 03/15/2040	239,716
967,647	Series 3728-SV 2.673%, 09/15/2040(i)(n) 1 mo. LIBOR + 4.450%	60,246
339,102	Series 3758-S 4.253%, 11/15/2040(i)(n) 1 mo. LIBOR + 6.030%	47,065
1,685,401	Series 3770-SP 4.723%, 11/15/2040(i)(n) 1 mo. LIBOR + 6.500%	144,407
407,238	Series 3815-ST 4.073%, 02/15/2041(i)(n) 1 mo. LIBOR + 5.850%	47,026
870,001	Series 3859-SI 4.823%, 05/15/2041(i)(n) 1 mo. LIBOR + 6.600%	138,773
290,755	Series 3872-SL 4.173%, 06/15/2041(i)(n) 1 mo. LIBOR + 5.950%	36,820
221,350	Series 3900-SB 4.193%, 07/15/2041(i)(n) 1 mo. LIBOR + 5.970%	24,889
30,651	Series 3946-SM 9.370%, 10/15/2041(i) 1 mo. LIBOR + 14.700%	36,670
1,408,379	Series 3957-DZ 3.500%, 11/15/2041	1,399,730
1,437,061	Series 3972-AZ 3.500%, 12/15/2041	1,415,155
4,925,452	Series 3984-DS 4.173%, 01/15/2042(i)(n) 1 mo. LIBOR + 5.950%	626,570
4,457,691	Series 4223-AT 3.000%, 07/15/2043(i) 1 mo. LIBOR + 30.000%	3,908,963
2,566,359	Series 4229-MS 4.591%, 07/15/2043(i) 1 mo. LIBOR + 7.700%	2,351,421
4,870,158	Series 4239-OU 0.000%, 07/15/2043(e)(o)	3,351,802
4,304,640	Series 4291-MS 4.123%, 01/15/2054(i)(n) 1 mo. LIBOR + 5.900%	631,079
4,513,726	Series 4302-GS 4.373%, 02/15/2044(i)(n) 1 mo. LIBOR + 6.150%	652,538
4,451,001	Series 4314-MS 4.323%, 07/15/2043(i)(n) 1 mo. LIBOR + 6.100%	536,440
10,000,000	Series 4435-SA 6.347%, 01/15/2041(i) 1 mo. LIBOR + 9.900%	10,754,507
6,738,562	Series 4623-Z 3.000%, 10/15/2046	6,214,980
8,397,192	Series 4657-VZ 3.000%, 02/15/2047	7,572,815

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
$ 135,795	Series 2014-DN2-M2 3.522%, 04/25/2024(i) 1 mo. USD LIBOR + 1.650%	$137,800
620,000	Series 2015-DNA1-M2 3.722%, 10/25/2027(i) 1 mo. USD LIBOR + 1.850%	632,972
	Federal National Mortgage Association Connecticut Avenue Securities
55,000	Series 2017-C05-1M2 4.072%, 01/25/2030(i) 1 mo. USD LIBOR + 2.200%	55,769
	Federal National Mortgage Association REMICS
473,019	Series 2003-84-PZ 5.000%, 09/25/2033	501,640
1,369,604	Series 2005-42-SA 4.929%, 05/25/2035(i)(n) 1 mo. LIBOR + 6.800%	124,653
3,169,287	Series 2006-92-LI 4.709%, 10/25/2036(i)(n) 1 mo. LIBOR + 6.580%	485,366
804,835	Series 2007-39-AI 4.249%, 05/25/2037(i)(n) 1 mo. LIBOR + 6.120%	108,715
247,059	Series 2007-57-SX 4.749%, 10/25/2036(i)(n) 1 mo. LIBOR + 6.620%	35,121
69,871	Series 2007-68-SA 4.779%, 07/25/2037(i)(n) 1 mo. LIBOR + 6.650%	7,821
92,444	Series 2008-1-CI 4.429%, 02/25/2038(i)(n) 1 mo. LIBOR + 6.300%	9,161
2,465,106	Series 2008-33-SA 4.129%, 04/25/2038(i)(n) 1 mo. LIBOR + 6.000%	298,207
113,841	Series 2008-56-SB 4.189%, 07/25/2038(i)(n) 1 mo. LIBOR + 6.060%	11,898
5,183,267	Series 2009-110-SD 4.379%, 01/25/2040(i)(n) 1 mo. LIBOR + 6.250%	761,410
94,928	Series 2009-111-SE 4.379%, 01/25/2040(i)(n) 1 mo. LIBOR + 6.250%	10,058
334,095	Series 2009-86-CI 3.929%, 09/25/2036(i)(n) 1 mo. LIBOR + 5.800%	35,304
181,544	Series 2009-87-SA 4.129%, 11/25/2049(i)(n) 1 mo. LIBOR + 6.000%	25,030
127,627	Series 2009-90-IB 3.849%, 04/25/2037(i)(n) 1 mo. LIBOR + 5.720%	12,174
189,074	Series 2010-11-SC 2.929%, 02/25/2040(i)(n) 1 mo. LIBOR + 4.800%	13,495
112,575	Series 2010-115-SD 4.729%, 11/25/2039(i)(n) 1 mo. LIBOR + 6.600%	13,115

Principal Amount^		Value
$ 5,006,302	Series 2010-123-SK 4.179%, 11/25/2040(i)(n) 1 mo. LIBOR + 6.050%	$790,111
1,674,419	Series 2010-134-SE 4.779%, 12/25/2025(i)(n) 1 mo. LIBOR + 6.650%	147,365
314,335	Series 2010-15-SL 3.079%, 03/25/2040(i)(n) 1 mo. LIBOR + 4.950%	30,484
164,229	Series 2010-9-GS 2.879%, 02/25/2040(i)(n) 1 mo. LIBOR + 4.750%	11,286
6,420	Series 2011-110-LS 6.772%, 11/25/2041(i) 1 mo. LIBOR + 10.100%	7,224
454,000	Series 2011-111-VZ 4.000%, 11/25/2041	452,299
1,653,377	Series 2011-141-PZ 4.000%, 01/25/2042	1,691,212
228,889	Series 2011-5-PS 4.529%, 11/25/2040(i)(n) 1 mo. LIBOR + 6.400%	19,077
1,026,480	Series 2011-63-AS 4.049%, 07/25/2041(i)(n) 1 mo. LIBOR + 5.920%	140,584
2,910,201	Series 2011-93-ES 4.629%, 09/25/2041(i)(n) 1 mo. LIBOR + 6.500%	445,925
2,063,941	Series 2012-106-SA 4.289%, 10/25/2042(i)(n) 1 mo. LIBOR + 6.160%	307,728
11,100,940	Series 2013-109-BO 0.000%, 07/25/2043(e)(o)	7,005,971
2,039,223	Series 2013-15-SC 3.463%, 03/25/2033(i) 1 mo. LIBOR + 5.460%	1,833,358
5,787,725	Series 2013-51-HS 3.154%, 04/25/2043(i) 1 mo. LIBOR + 5.400%	4,989,367
8,090,813	Series 2013-53-ZC 3.000%, 06/25/2043	7,577,622
3,711,610	Series 2013-67-NS 3.193%, 07/25/2043(i) 1 mo. LIBOR + 6.000%	3,089,234
5,764,740	Series 2013-74-HZ 3.000%, 07/25/2043	5,397,335
5,333,133	Series 2014-50-WS 4.329%, 08/25/2044(i)(n) 1 mo. LIBOR + 6.200%	769,159
10,751,078	Series 2016-72-ZG 3.000%, 10/25/2046	9,582,459
	First Horizon Alternative Mortgage Securities Trust
993,853	Series 2006-FA6-1A4 6.250%, 11/25/2036	799,825
387,808	Series 2007-FA4-1A7 6.000%, 08/25/2037	308,247
	First Horizon Asset Securities, Inc.
238,909	Series 2006-1-1A10 6.000%, 05/25/2036	213,222
3,058,379	Series 2007-5-A1 6.250%, 11/25/2037	2,530,576
	GMACM Mortgage Loan Trust
388,515	Series 2005-AR1-3A 3.961%, 03/18/2035(g)	391,994

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	GMACM Mortgage Loan Trust (Continued)
$ 276,180	Series 2005-AR4-3A1 3.968%, 07/19/2035(g)	$266,542
	Government National Mortgage Association
861,670	Series 2007-21-S 4.414%, 04/16/2037(i)(n) 1 mo. LIBOR + 6.200%	115,728
315,927	Series 2008-69-SB 5.808%, 08/20/2038(i)(n) 1 mo. LIBOR + 7.630%	53,603
367,804	Series 2009-104-SD 4.564%, 11/16/2039(i)(n) 1 mo. LIBOR + 6.350%	53,420
77,480	Series 2010-98-IA 5.766%, 03/20/2039(g)(n)	7,839
778,648	Series 2011-45-GZ 4.500%, 03/20/2041	804,552
245,443	Series 2011-69-OC 0.000%, 05/20/2041(e)(o)	197,069
4,981,640	Series 2011-69-SC 3.558%, 05/20/2041(i)(n) 1 mo. LIBOR + 5.380%	507,202
772,446	Series 2011-89-SA 3.628%, 06/20/2041(i)(n) 1 mo. LIBOR + 5.450%	85,018
6,640,875	Series 2012-135-IO 0.603%, 01/16/2053(g)(n)	224,687
4,012,104	Series 2013-102-BS 4.328%, 03/20/2043(i)(n) 1 mo. LIBOR + 6.150%	521,896
6,047,118	Series 2014-145-CS 3.814%, 05/16/2044(i)(n) 1 mo. LIBOR + 5.600%	862,777
4,135,030	Series 2014-156-PS 4.428%, 10/20/2044(i)(n) 1 mo. LIBOR + 6.250%	593,381
6,655,345	Series 2014-5-SA 3.728%, 01/20/2044(i)(n) 1 mo. LIBOR + 5.550%	879,880
6,553,990	Series 2014-58-SG 3.814%, 04/16/2044(i)(n) 1 mo. LIBOR + 5.600%	807,547
6,707,360	Series 2014-76-SA 3.778%, 01/20/2040(i)(n) 1 mo. LIBOR + 5.600%	874,371
7,076,597	Series 2014-95-CS 4.464%, 06/16/2044(i)(n) 1 mo. LIBOR + 6.250%	987,912
	GS Mortgage Securities Trust
75,000	Series 2014-GC26-D 4.510%, 11/10/2047(f)(g)	65,350
113,000	Series 2015-GC28-D 4.327%, 02/10/2048(f)(g)	90,450
	GSR Mortgage Loan Trust
52,114	Series 2005-4F-6A1 6.500%, 02/25/2035	52,288
1,006,624	Series 2005-9F-2A1 6.000%, 01/25/2036	847,366
239,504	Series 2005-AR4-6A1 3.520%, 07/25/2035(g)	241,679
387,968	Series 2005-AR6-4A5 3.524%, 09/25/2035(g)	392,082

Principal Amount^		Value
$ 370,534	Series 2006-7F-3A4 6.250%, 08/25/2036	$250,640
706,353	Series 2006-8F-2A1 6.000%, 09/25/2036	668,911
	HarborView Mortgage Loan Trust
194,958	Series 2003-2-1A 2.548%, 10/19/2033(i) 1 mo. USD LIBOR + 0.740%	190,525
399,384	Series 2004-11-2A2A 2.448%, 01/19/2035(i) 1 mo. USD LIBOR + 0.640%	369,050
10,904,813	Series 2006-8-1A1 2.041%, 07/21/2036(i) 1 mo. USD LIBOR + 0.200%	8,396,556
6,691,653	Series 2007-7-2A1B 2.872%, 10/25/2037(i) 1 mo. USD LIBOR + 1.000%	5,339,776
	Impac Secured Assets Trust
10,011,665	Series 2007-2-1A1C 2.252%, 05/25/2037(i) 1 mo. USD LIBOR + 0.380%	8,528,791
	IndyMac INDA Mortgage Loan Trust
406,443	Series 2006-AR3-1A1 3.687%, 12/25/2036(g)	390,600
	IndyMac INDX Mortgage Loan Trust
319,671	Series 2004-AR12-A1 2.652%, 12/25/2034(i) 1 mo. USD LIBOR + 0.780%	296,459
862,031	Series 2004-AR6-4A 3.796%, 10/25/2034(g)	882,529
263,468	Series 2004-AR7-A5 3.092%, 09/25/2034(i) 1 mo. USD LIBOR + 1.220%	241,303
175,114	Series 2005-16IP-A1 2.512%, 07/25/2045(i) 1 mo. USD LIBOR + 0.640%	169,671
432,367	Series 2005-AR11-A3 3.446%, 08/25/2035(g)	394,289
971,905	Series 2006-AR2-2A1 2.082%, 02/25/2046(i) 1 mo. USD LIBOR + 0.210%	832,652
3,355,140	Series 2006-AR5-2A1 3.489%, 05/25/2036(g)	3,046,974
5,406,801	Series 2006-R1-A3 3.362%, 12/25/2035(g)	5,192,089
1,915,586	Series 2007-AR5-2A1 3.491%, 05/25/2037(g)	1,784,065
	JP Morgan Chase Commercial Mortgage Securities Trust
62,000	Series 2006-LDP9-AMS 5.337%, 05/15/2047	62,421
42,173	Series 2007-LDPX-AM 5.464%, 01/15/2049(g)	42,342
660,000	Series 2015-SGP-D 6.277%, 07/15/2036(f)(i) 1 mo. LIBOR + 4.500%	664,881
	JP Morgan Mortgage Trust
83,536	Series 2003-A2-3A1 3.144%, 11/25/2033(g)	84,581
510,577	Series 2004-S1-2A1 6.000%, 09/25/2034	516,836
102,630	Series 2005-A1-6T1 3.702%, 02/25/2035(g)	101,994

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	JP Morgan Mortgage Trust (Continued)
$ 139,117	Series 2005-A2-3A2 3.609%, 04/25/2035(g)	$138,705
52,986	Series 2005-A3-4A1 3.679%, 06/25/2035(g)	53,759
3,792,408	Series 2005-ALT1-3A1 3.410%, 10/25/2035(g)	3,420,887
265,680	Series 2006-A1-1A2 3.643%, 02/25/2036(g)	248,028
121,736	Series 2007-A1-4A2 3.739%, 07/25/2035(g)	125,746
90,482	Series 2007-S1-1A2 5.500%, 03/25/2022	98,257
1,002,207	Series 2007-S3-1A97 6.000%, 08/25/2037	882,316
569,304	Series 2008-R2-2A 5.500%, 12/27/2035(f)	558,052
2,928,654	Series 2015-3-A3 3.500%, 05/25/2045(f)(g)	2,916,412
	JP Morgan Resecuritization Trust
8,007,364	Series 2015-4-1A7 1.811%, 06/26/2047(f)(i) 1 mo. USD LIBOR + 0.190%	4,838,151
	JPMBB Commercial Mortgage Securities Trust
150,000	Series 2013-C17-E 3.867%, 01/15/2047(f)(g)	112,013
78,000	Series 2015-C27-D 3.844%, 02/15/2048(f)(g)	62,647
4,749,500	Series 2015-C27-XFG 1.344%, 02/15/2048(f)(g)(n)	362,243
	Lehman Mortgage Trust
2,196,480	Series 2006-2-2A3 5.750%, 04/25/2036	2,243,709
	Lehman XS Trust
187,715	Series 2006-2N-1A1 2.132%, 02/25/2046(i) 1 mo. USD LIBOR + 0.260%	166,673
	Ludgate Funding Plc
139,035 (EUR)	Series 2007-1-A2B 0.000%, 01/01/2061(i) 3 mo. EURIBOR + 0.160%	165,162
546,845 (GBP)	Series 2008-W1X-A1 1.119%, 01/01/2061(i) 3 mo. GBP LIBOR + 0.600%	754,129
	Master Adjustable Rate Mortgages Trust
195,839	Series 2004-7-3A1 3.355%, 07/25/2034(g)	192,525
107,707	Series 2006-2-1A1 3.755%, 04/25/2036(g)	107,445
	Master Alternative Loan Trust
49,472	Series 2003-9-4A1 5.250%, 11/25/2033	51,373
56,166	Series 2004-5-1A1 5.500%, 06/25/2034	57,745
70,150	Series 2004-5-2A1 6.000%, 06/25/2034	72,997
263,062	Series 2004-8-2A1 6.000%, 09/25/2034	281,267
	Merrill Lynch Alternative Note Asset Trust
788,979	Series 2007-AF1-1AF2 5.750%, 05/25/2037	714,575

Principal Amount^		Value
	Merrill Lynch Mortgage Investors Trust
$ 24,980	Series 2006-2-2A 3.351%, 05/25/2036(g)	$25,282
	Morgan Stanley Bank of America Merrill Lynch Trust
82,000	Series 2015-C20-D 3.071%, 02/15/2048(f)	63,452
1,000,000	Series 2015-C26-E 4.410%, 10/15/2048(f)(g)	705,499
	Morgan Stanley Capital I Trust
285,000	Series 2011-C2-D 5.484%, 06/15/2044(f)(g)	281,464
	Morgan Stanley Mortgage Loan Trust
4,075,716	Series 2005-9AR-2A 3.632%, 12/25/2035(g)	3,888,311
3,746,376	Series 2006-11-2A2 6.000%, 08/25/2036	3,135,638
510,524	Series 2006-7-3A 5.052%, 06/25/2036(g)	450,769
301,531	Series 2007-13-6A1 6.000%, 10/25/2037	271,377
	Morgan Stanley Re-Remic Trust
571,933	Series 2010-R9-3C 6.000%, 11/26/2036(f)(g)	569,993
	Motel 6 Trust
1,575,287	Series 2017-M6MZ-M 8.703%, 08/15/2019(f)(i) 1 mo. LIBOR + 6.927%	1,598,120
	Newgate Funding Plc
215,664 (EUR)	Series 2007-3X-A2B 0.273%, 12/15/2050(i) 3 mo. EURIBOR + 0.600%	262,989
	Prime Mortgage Trust
1,727,845	Series 2006-DR1-2A1 5.500%, 05/25/2035(f)	1,262,863
	Residential Accredit Loans, Inc.
259,454	Series 2006-QO4-2A1 2.062%, 04/25/2046(i) 1 mo. USD LIBOR + 0.190%	246,730
1,386,783	Series 2006-QS10-A9 6.500%, 08/25/2036	1,304,682
833,455	Series 2006-QS14-A18 6.250%, 11/25/2036	750,676
669,216	Series 2006-QS17-A5 6.000%, 12/25/2036	619,851
682,970	Series 2006-QS2-1A4 5.500%, 02/25/2036	606,677
807,405	Series 2006-QS7-A3 6.000%, 06/25/2036	744,685
815,227	Series 2007-QS1-2A10 6.000%, 01/25/2037	742,182
1,240,015	Series 2007-QS3-A1 6.500%, 02/25/2037	1,128,689
2,851,147	Series 2007-QS6-A6 6.250%, 04/25/2037	2,749,822
682,762	Series 2007-QS8-A8 6.000%, 06/25/2037	629,247
2,149,271	Series 2007-QS9-A33 6.500%, 07/25/2037	1,976,519
	Residential Asset Securitization Trust
454,122	Series 2003-A9-A2 4.000%, 08/25/2033	455,791

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Residential Asset Securitization Trust (Continued)
$209,773	Series 2005-A8CB-A9 5.375%, 07/25/2035	$188,195
374,550	Series 2006-A8-1A1 6.000%, 08/25/2036	335,746
302,641	Series 2007-A1-A8 6.000%, 03/25/2037	215,971
1,075,778	Series 2007-A2-1A2 6.000%, 04/25/2037	973,248
602,755	Series 2007-A5-2A5 6.000%, 05/25/2037	534,030
17,471,902	Series 2007-A9-A1 2.422%, 09/25/2037(i) 1 mo. USD LIBOR + 0.550%	7,634,555
17,471,902	Series 2007-A9-A2 4.579%, 09/25/2037(i)(n) 1 mo. USD LIBOR + 6.450%	4,662,461
	Residential Funding Mortgage Securities I Trust
64,163	Series 2006-S1-1A3 5.750%, 01/25/2036	63,660
886,187	Series 2006-S4-A5 6.000%, 04/25/2036	861,553
582,377	Series 2006-SA2-3A1 4.657%, 08/25/2036(g)	547,332
	RMAC Securities No 1 Plc
118,048 (EUR)	Series 2006-NS1X-A2C 0.000%, 06/12/2044(i) 3 mo. EURIBOR + 0.150%	141,903
	SCG Trust
200,000	Series 2013-SRP1-A 3.427%, 11/15/2026(f)(i) 1 mo. LIBOR + 1.650%	200,035
385,000	Series 2013-SRP1-B 4.527%, 11/15/2026(f)(i) 1 mo. LIBOR + 2.500%	382,083
700,000	Series 2013-SRP1-C 5.277%, 11/15/2026(f)(i) 1 mo. LIBOR + 3.250%	692,310
100,000	Series 2013-SRP1-D 5.370%, 11/15/2026(f)(i) 1 mo. LIBOR + 3.344%	98,238
	Sequoia Mortgage Trust
7,000,000	Series 2013-4-A4 2.750%, 04/25/2043(g)	6,463,332
2,872,952	Series 2013-6-A2 3.000%, 05/25/2043(g)	2,808,213
	Stanwich Mortgage Loan Trust
158,774	Series 2011-5-A 5.039%, 09/15/2037(b)(f)(g)	63,759
125,732	Series 2012-2-A 0.000%, 03/15/2047(b)(f)(g)	55,040
	Structured Adjustable Rate Mortgage Loan Trust
130,550	Series 2004-12-7A3 3.771%, 09/25/2034(g)	132,850
118,235	Series 2004-6-1A 3.359%, 06/25/2034(g)	117,097
982,818	Series 2005-14-A1 2.182%, 07/25/2035(i) 1 mo. USD LIBOR + 0.310%	792,403
486,178	Series 2005-15-1A1 3.531%, 07/25/2035(g)	416,454

Principal Amount^		Value
$ 747,630	Series 2005-22-3A1 3.952%, 12/25/2035(g)	$697,051
1,669,185	Series 2008-1-A2 3.602%, 10/25/2037(g)	1,526,271
	Structured Asset Mortgage Investments II Trust
9,330,766	Series 2007-AR1-2A1 2.052%, 01/25/2037(i) 1 mo. USD LIBOR + 0.180%	8,831,828
	Structured Asset Securities Corp. Trust
59,536	Series 2005-1-7A7 5.500%, 02/25/2035	60,547
1,123,296	Series 2005-5-2A2 5.500%, 04/25/2035	1,087,929
11,489,033	Series 2007-4-1A3 4.373%, 03/28/2045(f)(i)(n) 1 mo. LIBOR + 6.250%	1,426,350
	Towd Point Mortgage Funding Granite1 Plc
300,000 (GBP)	Series 2016-GR1X-B 1.923%, 07/20/2046(i) 3 mo. GBP LIBOR + 1.400%	425,210
	Washington Mutual Mortgage Pass-Through Certificates Trust
562,828	Series 2005-1-5A1 6.000%, 03/25/2035	570,174
832,527	Series 2006-5-1A5 6.000%, 07/25/2036	765,944
541,366	Series 2006-8-A6 4.515%, 10/25/2036(h)	345,419
3,756,960	Series 2007-5-A3 7.000%, 06/25/2037	2,654,506
	Wells Fargo Alternative Loan Trust
282,439	Series 2007-PA2-3A1 2.222%, 06/25/2037(i) 1 mo. USD LIBOR + 0.350%	208,062
416,077	Series 2007-PA2-3A2 4.779%, 06/25/2037(i)(n) 1 mo. USD LIBOR + 6.650%	76,905
	Wells Fargo Commercial Mortgage Trust
19,971,000	Series 2015-C28-XE 1.132%, 05/15/2048(f)(g)(n)	1,411,205
1,000,000	Series 2015-C30-E 3.250%, 09/15/2058(f)	641,320
	Wells Fargo Mortgage-Backed Securities Trust
156,657	Series 2003-M-A1 3.731%, 12/25/2033(g)	160,841
450,482	Series 2004-I-2A1 3.579%, 07/25/2034(g)	458,826
52,826	Series 2004-O-A1 3.554%, 08/25/2034(g)	54,456
17,804	Series 2005-11-2A3 5.500%, 11/25/2035	17,993
394,353	Series 2005-12-1A5 5.500%, 11/25/2035	402,133
101,328	Series 2005-16-A18 6.000%, 01/25/2036	102,500
60,190	Series 2005-AR10-2A4 3.645%, 05/01/2035(g)	62,011
211,626	Series 2006-AR19-A1 3.701%, 12/25/2036(g)	198,624

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Wells Fargo Mortgage-Backed Securities Trust (Continued)
$ 647,032	Series 2006-AR2-2A5 3.755%, 03/25/2036(g)	$640,622
590,356	Series 2007-3-1A4 6.000%, 04/25/2037	590,888
	WFRBS Commercial Mortgage Trust
500,000	Series 2012-C6-D 5.581%, 04/15/2045(f)(g)	488,379
195,000	Series 2012-C7-E 4.825%, 06/15/2045(f)(g)	158,982
	Working Cap Solutions FDG LLC
1,500,000	6.700%, 08/30/2018(b)(c)(f)	1,500,000

TOTAL MORTGAGE-BACKED SECURITIES (Cost $361,018,327)		381,876,602

MUNICIPAL BONDS: 0.7%
Puerto Rico: 0.7%
	Commonwealth of Puerto Rico
19,020,000	8.000%, 07/01/2035(l)	8,131,050
	Puerto Rico Commonwealth Aqueduct & Sewer Authority
165,000	Series A 5.000%, 07/01/2021	130,969
76,000	Series A 5.000%, 07/01/2022	60,325
190,000	Series A 5.250%, 07/01/2029	150,813
488,000	Series A 5.000%, 07/01/2033	387,350
311,000	Series A 5.125%, 07/01/2037	246,856
338,000	Series A 5.750%, 07/01/2037	268,288
1,775,000	Series A 5.250%, 07/01/2042	1,408,906
280,000	Series A 6.000%, 07/01/2047	222,250
	Puerto Rico Commonwealth Government Employees Retirement System
6,745,000	Series A 6.150%, 07/01/2038(l)	2,461,925
2,300,000	Series C 6.150%, 07/01/2028(l)	839,500
	Puerto Rico Public Buildings Authority
1,125,000	Series U 5.250%, 07/01/2042(l)	480,937

TOTAL MUNICIPAL BONDS (Cost $20,040,488)		14,789,169

SHORT-TERM INVESTMENTS: 11.1%
TREASURY BILLS: 2.8%
	United States Treasury Bill
5,400,000	0.000%, 06/14/2018(e)	5,384,016
3,135,000	0.000%, 06/21/2018(e)	3,126,677
5,420,000	0.000%, 07/19/2018(e)	5,395,466
10,000,000	0.000%, 09/27/2018(e)	9,907,415
7,800,000	0.000%, 10/11/2018(e)	7,730,375
7,800,000	0.000%, 11/08/2018(e)	7,721,567
11,300,000	0.000%, 12/06/2018(a)(e)	11,161,673

Principal Amount^		Value
TREASURY BILLS (CONTINUED)
$ 5,975,000	0.000%, 01/31/2019(e)	$5,875,782

TOTAL TREASURY BILLS (Cost $56,305,201)		56,302,971

REPURCHASE AGREEMENTS : 8.3%
$ 170,551,000	FICC 0.28%, 3/29/2018, due 04/02/2018 [collateral: par value $173,890,000, U.S. Treasury Note, 1.500%, due 01/31/2019, value $173,432,562; par value $575,0000, U.S. Treasury Note, 0.750%, due 02/15/2019, value $568,669] (proceeds $170,556,306)	170,551,000

TOTAL REPURCHASE AGREEMENTS (Cost $170,551,000)		170,551,000

TOTAL SHORT-TERM INVESTMENTS (Cost $226,856,201)		226,853,971

TOTAL PURCHASED OPTIONS(p) (Cost $2,893,908): 0.1%		2,420,162

TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT (Cost: $1,982,572,166): 100.2%		2,052,321,289

Liabilities in Excess of Other Assets: (0.2)%		(3,943,475)

NET ASSETS: 100.0%		$2,048,377,814

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
BADLARPP	Argentina Badlar Floating Rate Notes
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
GDR	Global Depository Receipt
LIBOR	London Interbank Offered Rate
L.P.	Limited Partnership
OJSC	Open Joint-Stock Company
PJSC	Public Joint-Stock Company
PIK	Payment-in-kind
REMICS	Real Estate Mortgage Investment Conduit
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Securities with an aggregate fair value of $218,894,544 have been pledged as collateral for options, interest rate swaps, credit default swaps, total return swaps, securities sold short and futures positions.
(b)	Illiquid securities at March 31, 2018, at which time the aggregate value of these illiquid securities is $25,469,177 or 1.2% of net assets.
(c)	Security is fair valued under procedures approved by the Board of Trustees. As of March 31, 2018, these securities represent $11,399,900, or 0.6% of net assets.
(d)	Perpetual Call.
(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

(f)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(g)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2018.
(h)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2018.
(i)	Floating Interest Rate.
(j)	When Issued
(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(l)	Security is currently in default and/or non-income producing.
(m)	Pay-in-kind securities.
(n)	Interest Only security. Security with a notional or nominal principal amount.
(o)	Principal Only security.
(p)	For a breakout of open positions, see details shown in the Schedule of Purchased Options table that follows.

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$1,842,528,291

Gross unrealized appreciation	126,150,591
Gross unrealized depreciation	(75,197,784)

Net unrealized appreciation	$50,952,807

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

SCHEDULE OF SECURITIES SOLD SHORT at March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: (5.6)%
(22,183)	Akamai Technologies, Inc.*	$(1,574,549)
(88,859)	Alibaba Group Holding Ltd. ADR*	(16,309,181)
(27,484)	Apollo Commercial Real Estate Finance, Inc.	(494,162)
(16,810)	Autoliv, Inc.	(2,453,251)
(10,302)	Bayerische Motoren Werke AG	(1,115,945)
(15,896)	Blackstone Mortgage Trust, Inc. Class A	(499,452)
(4,231)	Boyd Gaming Corp.	(134,800)
(31,101)	Cambrex Corp.*	(1,626,582)
(100)	Chelsea Therapeutics International*(c)	0
(55,464)	CSX Corp.	(3,089,899)
(22,402)	CVS Health Corp.	(1,393,628)
(13,165)	Daimler AG	(1,115,784)
(17,341)	Dover Corp.	(1,703,233)
(7,484)	Eastman Chemical Co.	(790,161)
(4,439)	Eldorado Resorts, Inc.*	(146,487)
(40,090)	Fiat Chrysler Automobiles N.V.*	(812,964)
(81,044)	Ford Motor Co.	(897,968)
(22,499)	GATX Corp.	(1,540,957)
(24,560)	General Motors Co.	(892,510)
(390,407)	Great Plains Energy, Inc.	(12,411,039)
(9,000)	Greenbrier Cos., Inc. (The)	(452,250)
(3,638)	Home Depot, Inc. (The)	(648,437)
(33,080)	Honda Motor Co. Ltd.	(1,132,581)
(9,409)	International Business Machines Corp.	(1,443,623)
(13,179)	International Flavors & Fragrances, Inc.	(1,804,337)
(72,448)	Knight-Swift Transportation Holdings, Inc.	(3,333,333)
(4,931)	Lear Corp.	(917,610)
(16,024)	Magna International, Inc.	(902,952)
(8,806)	McDonald’s Corp.	(1,377,082)
(306,267)	Melrose Industries Plc	(974,060)
(6,819)	Merck KGaA	(652,765)
(36,040)	Meredith Corp.	(1,951,409)
(13,388)	MGM Resorts International	(468,848)
(5,133)	Penn National Gaming, Inc.*	(134,793)
(12,210)	Pennsylvania Real Estate Investment Trust	(117,827)
(22,758)	Peugeot S.A.	(546,739)
(8,150)	Pitney Bowes, Inc.	(88,754)
(5,342)	PPG Industries, Inc.	(596,167)
(67,990)	Prysmian SpA	(2,130,512)
(6,194)	Renault S.A.	(749,732)
(8,984)	RPM International, Inc.	(428,267)
(13,149)	salesforce.com, Inc.*	(1,529,229)
(21,945)	Sensient Technologies Corp.	(1,548,878)
(1,198)	Sherwin-Williams Co. (The)	(469,760)
(96,455)	Sinclair Broadcast Group, Inc. Class A	(3,019,042)
(45,810)	Sonic Corp.	(1,155,786)
(55,938)	SS&C Technologies Holdings, Inc.	(3,000,514)
(23,918)	Starwood Property Trust, Inc.	(501,082)
(8,794)	TE Connectivity Ltd.	(878,521)
(355,041)	Tencent Holdings Ltd.	(18,528,756)
(16,860)	Toyota Motor Corp.	(1,084,735)

Shares		Value
(4,592)	Tractor Supply Co.	$(289,388)
(261,515)	Vistra Energy Corp.*	(5,447,357)
(21,476)	Washington Real Estate Investment Trust	(586,295)
(78,997)	Wendy’s Co. (The)	(1,386,397)
(1,952)	WW Grainger, Inc.	(550,991)
(68,899)	Xcerra Corp.*	(802,673)
(49,232)	Yum! Brands, Inc.	(4,191,120)

TOTAL COMMON STOCKS (Proceeds $101,131,118)		(114,825,154)

EXCHANGE-TRADED FUNDS: (1.4)%
(20,277)	Consumer Discretionary Select Sector SPDR Fund	(2,053,857)
(15,300)	Industrial Select Sector SPDR Fund	(1,136,637)
(18,338)	iShares JP Morgan USD Emerging Markets Bond ETF	(2,068,893)
(11,292)	iShares Mortgage Real Estate ETF	(479,684)
(13,936)	iShares North American Tech-Software ETF	(2,364,939)
(24,086)	iShares Russell 2000 ETF	(3,656,977)
(23,161)	iShares Russell 2000 Value ETF	(2,822,863)
(11,095)	SPDR S&P 500 ETF Trust	(2,919,649)
(29,415)	SPDR S&P Regional Banking ETF	(1,776,372)
(53,784)	Utilities Select Sector SPDR Fund	(2,717,706)
(5,834)	VanEck Vectors Semiconductor ETF	(608,370)
(92,821)	Vanguard Real Estate ETF	(7,005,201)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $29,753,823)		(29,611,148)

Principal Amount^		Value
CORPORATE BONDS: (0.4)%
	L Brands, Inc.
(2,200,000)	5.625%, 02/15/2022	(2,293,500)
	L Brands, Inc.
(55,000)	5.625%, 10/15/2023	(57,475)
	Platform Specialty Products Corp.
(1,790,000)	5.875%, 12/01/2025(f)	(1,751,962)
	Xerox Corp.
(2,824,000)	6.750%, 12/15/2039	(3,025,315)

TOTAL CORPORATE BONDS (Proceeds $7,221,974)		(7,128,252)

TOTAL SECURITIES SOLD SHORT (Proceeds $138,106,915)		$(151,564,554)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - At March 31, 2018, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2018	Fund Delivering	U.S. $ Value at March 31, 2018	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/3/2018	BRL	$373,303	USD	$371,369	$1,934	$—
	4/3/2018	USD	381,222	BRL	373,303	7,919	—
	4/9/2018	IDR	155,373	USD	155,140	233	—
	4/9/2018	INR	194,363	USD	193,753	610	—
	4/9/2018	USD	154,803	IDR	155,372	—	(569)
	4/9/2018	USD	193,768	INR	194,363	—	(595)
	4/12/2018	USD	2,455,874	GBP	2,489,474	—	(33,600)
	4/16/2018	PLN	116,712	USD	116,903	—	(191)
	4/16/2018	USD	117,348	PLN	116,712	636	—
	4/23/2018	EUR	73,831	USD	73,828	3	—
	4/23/2018	SGD	76,297	USD	75,916	381	—
	4/23/2018	THB	232,642	USD	233,424	—	(782)
	4/23/2018	USD	74,022	EUR	73,831	191	—
	4/27/2018	USD	19,891,654	EUR	19,700,048	191,606	—
	4/27/2018	USD	643,059	MXN	650,182	—	(7,123)
	4/30/2018	USD	348,578	PHP	349,395	—	(817)
	5/3/2018	USD	370,310	BRL	372,406	—	(2,096)
	5/21/2018	PHP	12,743,593	USD	13,081,747	—	(338,154)
	5/21/2018	USD	3,620,144	PHP	3,580,554	39,590	—
BNP Paribas S.A.	4/9/2018	JPY	115,752	USD	116,654	—	(902)
	4/9/2018	USD	115,732	JPY	115,752	—	(20)
	4/13/2018	USD	156,832	SEK	154,369	2,463	—
	4/16/2018	MXN	91,399	USD	89,068	2,331	—
	4/16/2018	USD	88,642	MXN	91,399	—	(2,757)
	4/20/2018	TRY	151,967	USD	153,219	—	(1,252)
	4/20/2018	USD	150,814	TRY	151,967	—	(1,153)
	4/23/2018	CAD	395,478	USD	395,439	39	—
	4/23/2018	USD	389,834	CAD	395,478	—	(5,644)
	4/30/2018	MXN	196,056	USD	194,037	2,019	—
Citibank N.A.	4/5/2018	EUR	307,234	USD	305,152	2,082	—
	4/9/2018	EUR	196,685	USD	197,491	—	(806)
	4/9/2018	USD	197,539	EUR	196,685	854	—
	4/16/2018	USD	156,246	HUF	155,436	810	—
	4/16/2018	ZAR	153,740	USD	154,101	—	(361)
Credit Suisse International	4/27/2018	USD	2,300,944	COP	2,351,489	—	(50,545)
Deutsche Bank AG	4/5/2018	ILS	192,400	USD	196,318	—	(3,918)
	4/5/2018	USD	369,487	ILS	366,273	3,214	—
	4/5/2018	USD	56,707	ILS	55,582	1,125	—
	4/9/2018	CNY	509,287	USD	504,407	4,880	—
	4/9/2018	MXN	4,241,529	EUR	4,056,619	184,910	—
	4/9/2018	USD	397,836	CNY	397,260	576	—
	4/9/2018	USD	111,225	CNY	112,027	—	(802)
	4/13/2018	IDR	156,152	USD	156,591	—	(439)
	4/13/2018	USD	155,910	IDR	156,152	—	(242)
	4/16/2018	CLP	77,910	USD	78,136	—	(226)
	4/16/2018	COP	80,909	USD	79,560	1,349	—
	4/16/2018	ILS	122,648	USD	125,142	—	(2,494)
	4/16/2018	KRW	78,577	USD	78,643	—	(66)
	4/16/2018	USD	124,103	ILS	122,648	1,455	—
	4/16/2018	USD	78,224	KRW	78,577	—	(353)
	4/20/2018	PLN	75,869	USD	75,865	4	—
	4/23/2018	MXN	117,815	USD	114,251	3,564	—
	4/23/2018	USD	2,016,939	GBP	2,017,773	—	(834)
	4/27/2018	USD	688,641	EUR	681,901	6,740	—
	4/30/2018	IDR	193,401	USD	194,124	—	(723)
	4/30/2018	USD	270,241	ILS	269,767	474	—
	4/30/2018	USD	274,539	PLN	271,430	3,109	—
	7/3/2018	USD	520,462	EUR	519,605	857	—
Goldman Sachs & Co.	6/14/2018	EUR	761,388	USD	764,275	—	(2,887)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Continued)

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2018	Fund Delivering	U.S. $ Value at March 31, 2018	Unrealized Appreciation	Unrealized Depreciation
	6/14/2018	EUR	$11,868,588	USD	$11,994,425	$—	$(125,837)
	6/14/2018	USD	8,357,500	DKK	8,312,144	45,356	—
	6/14/2018	USD	2,002,048	DKK	1,973,830	28,218	—
	6/14/2018	USD	1,461,865	DKK	1,446,234	15,631	—
	6/14/2018	USD	1,079,783	DKK	1,074,497	5,286	—
	6/14/2018	USD	154,205	DKK	153,010	1,195	—
	6/14/2018	USD	142,113	DKK	141,410	703	—
	6/14/2018	USD	135,093	DKK	134,484	609	—
	6/14/2018	USD	146,740	DKK	146,713	27	—
	6/14/2018	USD	33,776,376	EUR	33,610,022	166,354	—
	6/14/2018	USD	413,114	EUR	411,327	1,787	—
	6/14/2018	USD	1,188,000	EUR	1,186,426	1,574	—
	6/14/2018	USD	711,497	EUR	711,362	135	—
	6/14/2018	USD	1,344,419	GBP	1,357,780	—	(13,361)
HSBC Holdings Plc	4/23/2018	NOK	152,282	USD	154,692	—	(2,410)
JP Morgan Chase Bank N.A.	4/3/2018	USD	1,186,954	EUR	1,186,423	531	—
	4/6/2018	EUR	122,902	USD	124,444	—	(1,542)
	4/6/2018	EUR	189,559	USD	191,266	—	(1,707)
	4/6/2018	EUR	884,677	USD	886,721	—	(2,044)
	4/6/2018	EUR	1,126,330	USD	1,132,251	—	(5,921)
	4/6/2018	EUR	871,458	USD	883,767	—	(12,309)
	4/6/2018	EUR	1,317,296	USD	1,335,204	—	(17,908)
	4/6/2018	USD	1,048,787	EUR	1,034,069	14,718	—
	4/6/2018	USD	1,069,100	EUR	1,054,879	14,221	—
	4/6/2018	USD	694,208	EUR	684,355	9,853	—
	4/6/2018	USD	646,968	EUR	639,155	7,813	—
	4/6/2018	USD	7,641,794	EUR	7,637,437	4,357	—
	4/6/2018	USD	620,591	EUR	617,427	3,164	—
	4/6/2018	USD	235,223	EUR	232,174	3,049	—
	4/6/2018	USD	226,252	EUR	223,757	2,495	—
	4/6/2018	USD	106,196	EUR	103,904	2,292	—
	4/6/2018	USD	213,376	EUR	211,186	2,190	—
	4/6/2018	USD	571,631	EUR	569,771	1,860	—
	4/6/2018	USD	374,946	EUR	373,428	1,518	—
	4/6/2018	USD	610,007	EUR	609,242	765	—
	4/6/2018	USD	240,460	EUR	239,711	749	—
	4/6/2018	USD	84,130	EUR	83,395	735	—
	4/6/2018	USD	113,392	EUR	112,695	697	—
	4/6/2018	USD	232,692	EUR	232,107	585	—
	4/6/2018	USD	158,607	EUR	158,121	486	—
	4/6/2018	USD	297,579	EUR	297,249	330	—
	4/6/2018	USD	704,300	EUR	705,333	—	(1,033)
	4/6/2018	USD	307,961	EUR	309,250	—	(1,289)
	4/6/2018	USD	311,690	EUR	316,597	—	(4,907)
	4/6/2018	USD	377,628	EUR	385,959	—	(8,331)
	4/6/2018	USD	550,190	EUR	563,688	—	(13,498)
	6/14/2018	EUR	1,192,570	USD	1,193,077	—	(507)
Morgan Stanley & Co.	4/3/2018	BRL	3,699,913	USD	3,684,053	15,860	—
	4/3/2018	TWD	117,124	USD	117,273	—	(149)
	4/3/2018	USD	3,778,981	BRL	3,699,913	79,068	—
	4/3/2018	USD	116,533	TWD	117,124	—	(591)
	4/4/2018	CNY	429,915	USD	424,947	4,968	—
	4/4/2018	CNY	115,227	USD	114,579	648	—
	4/4/2018	CNY	80,262	USD	79,731	531	—
	4/4/2018	USD	625,746	CNY	625,404	342	—
	4/9/2018	MXN	3,066,541	USD	2,969,388	97,153	—
	4/9/2018	THB	117,227	USD	116,716	511	—
	4/9/2018	TWD	195,411	USD	194,919	492	—
	4/9/2018	TWD	290,286	USD	290,800	—	(514)
	4/9/2018	USD	11,197,507	PLN	11,007,794	189,713	—
	4/9/2018	USD	117,163	THB	117,227	—	(64)
	4/9/2018	USD	485,591	TWD	485,696	—	(105)
	4/12/2018	USD	3,351,912	EUR	3,338,197	13,715	—
	4/13/2018	CNY	156,498	USD	155,387	1,111	—
	4/16/2018	INR	381,266	USD	382,977	—	(1,711)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Continued)

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2018	Fund Delivering	U.S. $ Value at March 31, 2018	Unrealized Appreciation	Unrealized Depreciation
	4/16/2018	USD	$273,869	NOK	$270,099	$3,770	$—
	4/20/2018	INR	115,066	USD	115,253	—	(187)
	4/20/2018	INR	155,537	USD	155,742	—	(205)
	4/20/2018	USD	418,753	GBP	420,900	—	(2,147)
	4/20/2018	USD	271,799	KRW	272,245	—	(446)
	4/23/2018	CLP	156,476	USD	156,159	317	—
	4/23/2018	MYR	116,256	USD	114,767	1,489	—
	4/23/2018	NZD	155,095	USD	155,338	—	(243)
	4/23/2018	USD	155,197	CLP	156,476	—	(1,279)
	4/23/2018	USD	156,795	NZD	155,095	1,700	—
	4/26/2018	JPY	157,287	USD	158,740	—	(1,453)
	4/26/2018	USD	119,488	AUD	118,885	603	—
	4/27/2018	USD	312,818	PEN	314,353	—	(1,535)
	4/30/2018	GBP	189,487	USD	192,035	—	(2,548)
	4/30/2018	USD	117,205	BRL	117,155	50	—
	4/30/2018	USD	9,676,717	ZAR	9,536,742	139,975	—
	5/3/2018	USD	3,673,536	BRL	3,691,023	—	(17,487)
	5/4/2018	CNY	624,747	USD	625,497	—	(750)
	5/9/2018	TWD	486,660	USD	487,314	—	(654)
UBS AG	4/5/2018	GBP	4,126,343	EUR	4,067,777	58,566	—
	4/9/2018	CAD	120,162	USD	121,006	—	(844)
	4/9/2018	USD	119,540	CAD	120,162	—	(622)
	4/20/2018	USD	115,554	TRY	115,545	9	—
	4/27/2018	JPY	152,917	USD	154,903	—	(1,986)

			$196,607,473		$195,900,116	$1,415,832	$(708,475)

SCHEDULE OF FINANCIAL FUTURES CONTRACTS at March 31, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
2YR U.S. Treasury Notes	1,575	315,000,000	$334,859,767	6/29/2018	$201,392
10YR U.S. Treasury Notes	53	5,300,000	6,420,453	6/20/2018	14,012

Total Long					$215,404

Futures Contracts - Short
5YR U.S. Treasury Notes	(2,008)	(200,800,000)	$(229,837,564)	6/29/2018	$(1,074,928)
10YR U.S. Treasury Notes	(786)	(78,600,000)	(95,216,531)	6/20/2018	(892,967)
S&P500 E Mini Index	(112)	(5,600)	(14,800,800)	6/15/2018	300,691
Ultra-Long U.S. Treasury Bonds	(67)	(6,700,000)	(10,751,406)	6/20/2018	(30,431)

Total Short					$(1,697,635)

Total Futures Contracts					$(1,482,231)

SCHEDULE OF SWAPS at March 31, 2018 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
Notional Amount(1)	Maturity Date	Payment Received	Payment Made	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
$224,760,000	1/05/2020	2.110%	3 Month LIBOR	$(1,688,435)	$—	$(1,688,435)
CAD 11,100,000	9/14/2021	2.095%	3 Month CDOR	(60,753)	(159)	(60,594)
CAD 26,500,000	9/15/2021	2.110%	3 Month CDOR	(134,994)	(390)	(134,604)
CAD 26,500,000	9/15/2021	2.115%	3 Month CDOR	(131,558)	(393)	(131,165)
CAD 26,500,000	9/18/2021	2.120%	3 Month CDOR	(129,158)	(398)	(128,760)
CAD 20,710,000	9/19/2021	2.070%	3 Month CDOR	(127,891)	(291)	(127,600)
CAD 4,500,000	9/14/2027	3 Month CDOR	2.351%	39,907	90	39,817
CAD 10,800,000	9/15/2027	3 Month CDOR	2.360%	89,387	220	89,167
CAD 10,800,000	9/15/2027	3 Month CDOR	2.365%	85,792	221	85,571
CAD 10,800,000	9/18/2027	3 Month CDOR	2.386%	71,030	226	70,804

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (Continued)

			Rates Exchanged
Notional Amount(1)	Maturity Date	Payment Received	Payment Made	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
CAD 8,340,000	9/19/2027	3 Month CDOR	2.363%	67,921	172	67,749
$ 44,530,000	1/05/2028	3 Month LIBOR	2.432%	1,321,996	—	1,321,996

				$(596,756)	$(702)	$(596,054)

(1)	Notional amounts are denominated in foreign currency.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2018	Notional Amount(4)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
AK Steel Corp. 7.000%, 03/15/2027	6/20/2023	(5.000%)	3.985%		$(11,550,000)	$(489,879)	$(674,437)	$184,558
American Axle & Manufacturing, Inc. 6.625%, 10/15/2022	6/20/2023	(5.000%)	2.770%		(4,500,000)	(440,720)	(458,362)	17,642
Amkor Technology, Inc. 6.625%, 06/01/2021	6/20/2023	(5.000%)	1.922%		(8,100,000)	(1,134,506)	(1,145,342)	10,836
Andeavor 4.750%, 12/15/2023	6/20/2023	(5.000%)	0.655%		(3,550,000)	(740,396)	(745,401)	5,005
Apache Corp. 3.250%, 04/15/2022	6/20/2023	(1.000%)	1.060%		(12,350,000)	34,990	42,484	(7,494)
Arconic, Inc. 5.720%, 02/23/2019	12/20/2022	(1.000%)	1.307%		(3,500,000)	45,972	37,832	8,140
Arconic, Inc. 5.125%, 10/01/2024	12/20/2022	(1.000%)	1.307%		(2,200,000)	28,897	36,543	(7,646)
Arrow Electronics, Inc. 6.000%, 04/01/2020	6/20/2023	(1.000%)	0.675%		(12,150,000)	(189,414)	(296,958)	107,544
AutoZone, Inc. 2.500%, 04/15/2021	6/20/2023	(1.000%)	0.645%		(4,500,000)	(76,734)	(81,906)	5,172
Barrick Gold Corp. 5.800%, 11/15/2034	6/20/2023	(1.000%)	0.807%		(12,250,000)	(112,726)	(143,802)	31,076
BAT International Finance Plc 2.375%, 01/19/2023	6/20/2023	(1.000%)	0.699%	EUR	(6,650,000)	(125,948)	(132,992)	7,044
Block Financial LLC 5.500%, 11/01/2022	6/20/2023	(5.000%)	1.024%		$(10,300,000)	(1,934,921)	(1,962,735)	27,814
BNP Paribas S.A. 1.500%, 03/12/2018	6/20/2023	(1.000%)	0.351%	EUR	(4,500,000)	(186,648)	(206,730)	20,082
British Telecommunications Plc 5.750%, 12/07/2028	6/20/2023	(1.000%)	0.747%		(9,950,000)	(158,151)	(187,588)	29,437
Campbell Soup Co. 4.250%, 04/15/2021	6/20/2023	(1.000%)	0.778%		$(8,900,000)	(94,532)	(132,643)	38,111
Canadian Natural Resources Ltd. 3.450%, 11/15/2021	6/20/2023	(1.000%)	0.790%		(4,500,000)	(45,054)	(37,756)	(7,298)
Cardinal Health, Inc. 4.625%, 12/15/2020	6/20/2023	(1.000%)	0.863%		(5,800,000)	(37,814)	(61,609)	23,795
Carrefour S.A. 1.750%, 05/22/2019	6/20/2023	(1.000%)	0.818%	EUR	(9,850,000)	(112,215)	(210,190)	97,975
CBS Corp. 4.300%, 02/15/2021	6/20/2023	(1.000%)	0.815%		$(12,300,000)	(108,477)	(118,110)	9,633
CDX North America High Yield Index Series 30 5.000%, 06/20/2023	6/20/2023	(5.000%)	3.609%		(131,600,000)	(7,925,513)	(7,350,845)	(574,668)
Centrica Plc 7.000%, 09/19/2018	6/20/2023	(1.000%)	0.847%	EUR	(9,950,000)	(95,519)	(88,708)	(6,811)
Chesapeake Energy Corp. 6.625%, 08/15/2020	6/20/2023	(5.000%)	7.197%		$(10,300,000)	833,917	817,376	16,541
CNH Industrial Finance Europe S.A. 2.750%, 03/18/2019	12/20/2022	(5.000%)	0.725%	EUR	(3,100,000)	(757,715)	(767,589)	9,874

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2018	Notional Amount(4)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Protection (Continued)
Comcast Corp. 5.700%, 07/01/2019	6/20/2023	(1.000%)	0.526%		$(4,400,000)	$(100,634)	$(104,052)	$3,418
Deutsche Bank AG 0.171%, 04/11/2018	6/20/2023	(1.000%)	1.202%	EUR	(10,000,000)	124,664	(33,086)	157,750
Devon Energy Corp. 7.950%, 04/15/2032	6/20/2023	(1.000%)	0.943%		$(12,350,000)	(33,467)	(11,766)	(21,701)
DISH DBS Corp. 6.750%, 06/01/2021	12/20/2022	(5.000%)	4.746%		(2,250,000)	(20,826)	(20,231)	(595)
Electrolux AB 1.000%, 12/05/2019	6/20/2023	(1.000%)	0.415%	EUR	(2,250,000)	(83,995)	(86,859)	2,864
Enbridge, Inc. 3.500%, 06/10/2024	6/20/2023	(1.000%)	1.075%		$(9,950,000)	35,413	42,308	(6,895)
Encana Corp. 6.500%, 05/15/2019	6/20/2023	(1.000%)	0.937%		(12,400,000)	(36,866)	(15,588)	(21,278)
Expedia Group, Inc. 4.500%, 08/15/2024	6/20/2023	(1.000%)	1.143%		(12,400,000)	83,155	58,559	24,596
First Data Corp. 7.000%, 12/01/2023	6/20/2023	(5.000%)	1.959%		(10,800,000)	(1,491,845)	(1,484,238)	(7,607)
General Electric Co. 2.700%, 10/09/2022	6/20/2023	(1.000%)	0.964%		(12,350,000)	(20,840)	(50,154)	29,314
General Mills, Inc. 3.150%, 12/15/2021	6/20/2023	(1.000%)	0.728%		(2,200,000)	(28,620)	(29,770)	1,150
General Motors Co. 3.500%, 10/02/2018	6/20/2023	(5.000%)	1.130%		(4,400,000)	(801,063)	(796,684)	(4,379)
Glencore Finance Europe Ltd. 6.500%, 02/27/2019	12/20/2022	(5.000%)	1.149%	EUR	(8,400,000)	(1,818,714)	(1,946,682)	127,968
Host Hotels & Resorts L.P. 4.750%, 03/01/2023	6/20/2023	(1.000%)	0.625%		$(5,000,000)	(90,171)	(103,851)	13,680
Imperial Brands Finance Plc 6.250%, 12/04/2018	6/20/2023	(1.000%)	0.767%	EUR	(9,850,000)	(144,123)	(194,613)	50,490
ITV Plc 2.125%, 09/21/2022	6/20/2023	(5.000%)	1.341%		(8,400,000)	(1,882,317)	(1,901,063)	18,746
JC Penney Corp., Inc. 6.375%, 10/15/2036	6/20/2023	(5.000%)	10.172%		$(8,550,000)	1,457,214	1,407,925	49,289
Kinder Morgan, Inc. 3.050%, 12/01/2019	6/20/2023	(1.000%)	1.063%		(8,750,000)	25,865	12,417	13,448
Kraft Heinz Foods Co. 6.375%, 07/15/2028	6/20/2023	(1.000%)	0.908%		(4,450,000)	(19,411)	(29,662)	10,251
Kroger Co. (The) 6.150%, 01/15/2020	6/20/2023	(1.000%)	1.075%		(4,400,000)	15,495	32,634	(17,139)
L Brands, Inc. 5.625%, 10/15/2023	6/20/2023	(1.000%)	2.349%		(11,350,000)	684,385	669,100	15,285
Leonardo SpA 5.750%, 12/12/2018	6/20/2023	(5.000%)	1.449%	EUR	(8,500,000)	(1,839,968)	(1,878,985)	39,017
Marks & Spencer Plc 6.125%, 12/02/2019	6/20/2023	(1.000%)	1.583%		(10,300,000)	364,090	349,438	14,652
MBIA, Inc. 6.625%, 10/01/2028	12/20/2022	(5.000%)	8.302%		$(2,650,000)	223,016	223,625	(609)
McKesson Corp. 7.650%, 03/01/2027	6/20/2023	(1.000%)	0.851%		(12,250,000)	(86,713)	(164,932)	78,219
MDC Holdings, Inc. 5.625%, 02/01/2020	12/20/2022	(1.000%)	1.288%		(900,000)	11,104	11,552	(448)
National Australia Bank Ltd. 2.400%, 12/09/2019	6/20/2023	(1.000%)	0.488%		(4,400,000)	(103,573)	(97,695)	(5,878)
National Grid Plc 5.000%, 07/02/2018	6/20/2023	(1.000%)	0.558%	EUR	(6,650,000)	(186,430)	(186,487)	57

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2018	Notional Amount(4)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Protection (Continued)
Navient Corp. 5.500%, 01/25/2023	6/20/2023	(5.000%)	2.841%		$(3,950,000)	$(373,535)	$(389,412)	$15,877
Newell Brands, Inc. 3.850%, 04/01/2023	6/20/2023	(1.000%)	1.312%		(12,500,000)	182,023	147,740	34,283
Olin Corp. 5.500%, 08/15/2022	6/20/2023	(1.000%)	1.400%		(4,550,000)	84,665	80,690	3,975
Omnicom Group, Inc. / Omnicom Capital, Inc. 4.450%, 08/15/2020	6/20/2023	(1.000%)	0.585%		(12,150,000)	(242,598)	(277,365)	34,767
Pitney Bowes, Inc. 6.250%, 03/15/2019	6/20/2023	(1.000%)	3.439%		(1,350,000)	140,751	141,340	(589)
PostNL N.V. 7.500%, 08/14/2018	6/20/2023	(1.000%)	0.599%	EUR	(9,900,000)	(251,339)	(251,013)	(326)
Publicis Groupe S.A. 1.125%, 12/16/2021	6/20/2023	(1.000%)	0.615%		(9,800,000)	(238,426)	(233,490)	(4,936)
RR Donnelley & Sons Co. 7.875%, 03/15/2021	6/20/2023	(5.000%)	6.146%		$(11,700,000)	514,713	541,125	(26,412)
Ryder System, Inc. 2.550%, 06/01/2019	6/20/2023	(1.000%)	0.675%		(4,500,000)	(70,111)	(101,167)	31,056
Simon Property Group L.P. 4.375%, 03/01/2021	6/20/2023	(1.000%)	0.762%		(10,000,000)	(113,716)	(163,600)	49,884
Societe Generale S.A. 4.000%, 06/07/2023	6/20/2023	(1.000%)	0.361%	EUR	(9,800,000)	(400,292)	(417,680)	17,388
Sprint Communications, Inc. 7.000%, 08/15/2020	6/20/2023	(5.000%)	3.834%		$(11,650,000)	(571,055)	(537,201)	(33,854)
Sudzucker International Finance BV 1.250%, 11/29/2023	6/20/2023	(1.000%)	0.875%	EUR	(9,900,000)	(77,462)	(150,969)	73,507
Target Corp. 3.875%, 07/15/2020	6/20/2023	(1.000%)	0.486%		$(12,000,000)	(298,047)	(314,480)	16,433
Tate & Lyle International Finance Plc 6.750%, 11/25/2019	6/20/2023	(1.000%)	0.598%	EUR	(2,250,000)	(57,245)	(65,889)	8,644
TEGNA, Inc. 4.875%, 09/15/2021	12/20/2022	(5.000%)	1.702%		$(3,650,000)	(506,685)	(505,474)	(1,211)
United Utilities Plc 6.875%, 08/15/2028	6/20/2023	(1.000%)	0.804%	EUR	(10,000,000)	(122,775)	(120,329)	(2,446)
Universal Health Services, Inc. 3.750%, 08/01/2019	12/20/2022	(1.000%)	0.805%		$(12,000,000)	(102,083)	(103,499)	1,416
Verizon Communications, Inc. 2.550%, 06/17/2019	12/20/2022	(1.000%)	0.565%		(8,900,000)	(170,315)	(174,406)	4,091
Viacom, Inc. 6.875%, 04/30/2036	6/20/2023	(1.000%)	1.000%		(12,350,000)	304	29,223	(28,919)
Weatherford International Ltd. 4.500%, 04/15/2022	6/20/2023	(1.000%)	9.735%		(9,750,000)	2,851,694	2,667,375	184,319
Wells Fargo & Co. 3.069%, 01/24/2023	6/20/2023	(1.000%)	0.580%		(4,400,000)	(89,014)	(91,078)	2,064
Whirlpool Corp. 4.850%, 06/15/2021	6/20/2023	(1.000%)	0.797%		(12,250,000)	(118,547)	(172,616)	54,069
WPP Finance S.A. 6.375%, 11/06/2020	6/20/2023	(1.000%)	0.871%	EUR	(9,950,000)	(80,331)	(153,849)	73,518

Total Buy Protection						$(19,697,707)	$(20,814,332)	$1,116,625

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2018	Notional Amount(4)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Accor S.A. 2.625%, 02/05/2021	6/20/2023	1.000%	0.599%	EUR	9,850,000	$249,551	$267,456	$(17,905)
Advanced Micro Devices, Inc. 7.500%, 08/15/2022	6/20/2023	5.000%	2.226%		$5,250,000	654,339	674,946	(20,607)
Aegon N.V. 6.125%, 12/15/2031	6/20/2023	1.000%	0.636%	EUR	9,900,000	227,774	269,305	(41,531)
AES Corp. 4.875%, 05/15/2023	6/20/2023	5.000%	1.303%		$10,550,000	1,821,072	1,785,217	35,855
Akzo Nobel N.V. 4.000%, 12/17/2018	6/20/2023	1.000%	0.464%	EUR	2,200,000	75,011	79,895	(4,884)
American International Group, Inc. 6.250%, 05/01/2036	6/20/2023	1.000%	0.831%		$11,000,000	88,733	131,675	(42,942)
Anadarko Petroleum Corp. 6.950%, 06/15/2019	6/20/2023	1.000%	0.943%		12,400,000	33,244	45,593	(12,349)
Anglo American Capital Plc 4.450%, 09/27/2020	6/20/2023	5.000%	1.159%	EUR	8,350,000	1,979,784	2,067,578	(87,794)
ArcelorMittal 2.875%, 07/06/2020	6/20/2023	5.000%	1.293%		7,700,000	1,752,057	1,809,930	(57,873)
Arconic, Inc. 5.720%, 02/23/2019	12/20/2022	1.000%	1.307%		$12,250,000	(160,905)	(116,911)	(43,994)
Assicurazioni Generali SpA 2.875%, 01/14/2020	6/20/2023	1.000%	0.776%	EUR	9,850,000	138,639	186,462	(47,823)
Autostrade per l’Italia SpA 5.875%, 06/09/2024	6/20/2023	1.000%	0.733%		9,900,000	165,998	129,521	36,477
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.250%, 03/15/2025	6/20/2023	5.000%	2.911%		$11,200,000	1,021,759	1,065,175	(43,416)
Avnet, Inc. 4.875%, 12/01/2022	6/20/2023	1.000%	0.868%		2,250,000	14,172	20,573	(6,401)
Avon Products, Inc. 6.500%, 03/01/2019	6/20/2023	5.000%	7.320%		10,900,000	(927,329)	(825,000)	(102,329)
Beazer Homes USA, Inc. 6.750%, 03/15/2025	6/20/2023	5.000%	3.169%		4,300,000	340,218	324,364	15,854
Berkshire Hathaway, Inc. 2.750%, 03/15/2023	6/20/2023	1.000%	0.637%		12,150,000	212,017	272,232	(60,215)
Best Buy Co., Inc. 5.500%, 03/15/2021	6/20/2023	5.000%	0.902%		10,300,000	2,004,858	2,065,243	(60,385)
Bombardier, Inc. 7.450%, 05/01/2034	6/20/2023	5.000%	3.063%		11,400,000	958,474	1,009,556	(51,082)
CNH Industrial Finance Europe S.A. 2.750%, 03/18/2019	12/20/2022	5.000%	0.725%	EUR	5,300,000	1,295,449	1,419,364	(123,915)
Conagra Brands, Inc. 7.000%, 10/01/2028	6/20/2023	1.000%	0.631%		$6,600,000	116,856	120,298	(3,442)
Deutsche Lufthansa AG 1.125%, 09/12/2019	6/20/2023	1.000%	0.620%	EUR	9,750,000	234,391	303,076	(68,685)
Diamond Offshore Drilling, Inc. 3.450%, 11/01/2023	6/20/2023	1.000%	3.334%		$9,350,000	(936,775)	(926,553)	(10,222)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2018	Notional Amount(4)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sell Protection (Continued)
DISH DBS Corp. 6.750%, 06/01/2021	12/20/2022	5.000%	4.746%		$8,800,000	$81,454	$851,509	$(770,055)
Domtar Corp. 4.400%, 04/01/2022	12/20/2022	1.000%	0.821%		4,450,000	34,546	57,236	(22,690)
DR Horton, Inc. 4.750%, 02/15/2023	6/20/2023	1.000%	0.653%		6,100,000	101,473	114,515	(13,042)
Eastman Chemical Co. 7.600%, 02/01/2027	6/20/2023	1.000%	0.523%		4,400,000	101,290	107,306	(6,016)
Electricite de France S.A. 5.625%, 02/21/2033	6/20/2023	1.000%	0.649%	EUR	9,800,000	217,089	227,653	(10,564)
Enel SpA 4.750%, 06/12/2018	6/20/2023	1.000%	0.676%		9,800,000	200,285	241,108	(40,823)
Fiat Chrysler Automobiles N.V. 4.500%, 04/15/2020	6/20/2023	5.000%	1.559%		8,500,000	1,774,446	1,845,432	(70,986)
FirstEnergy Corp. 7.375%, 11/15/2031	6/20/2023	1.000%	0.722%		$4,400,000	58,610	67,462	(8,852)
Ford Motor Co. 4.346%, 12/08/2026	6/20/2023	5.000%	1.290%		8,000,000	1,386,605	1,390,986	(4,381)
Freeport-McMoRan, Inc. 3.550%, 03/01/2022	6/20/2023	1.000%	1.457%		12,450,000	(263,905)	(196,915)	(66,990)
Glencore Finance Europe Ltd. 6.500%, 02/27/2019	6/20/2023	5.000%	1.270%	EUR	16,950,000	3,775,643	3,994,066	(218,423)
Goldman Sachs Group, Inc. (The) 2.908%, 06/05/2023	6/20/2023	1.000%	0.677%		$10,700,000	165,652	190,482	(24,830)
HCA, Inc. 7.500%, 02/15/2022	6/20/2023	5.000%	1.454%		10,600,000	1,744,206	1,763,968	(19,762)
Hess Corp. 3.500%, 07/15/2024	6/20/2023	1.000%	1.286%		12,500,000	(167,072)	(161,057)	(6,015)
International Lease Finance Corp. 8.250%, 12/15/2020	6/20/2023	5.000%	0.884%		9,450,000	1,848,663	1,852,695	(4,032)
Intesa Sanpaolo SpA 4.375%, 02/12/2020	6/20/2023	1.000%	0.854%	EUR	9,900,000	90,267	177,547	(87,280)
KB Home 7.000%, 12/15/2021	6/20/2023	5.000%	1.759%		$10,700,000	1,588,405	1,581,719	6,686
Kohl’s Corp. 4.000%, 11/01/2021	6/20/2023	1.000%	1.430%		12,600,000	(251,896)	(161,394)	(90,502)
LANXESS AG 0.250%, 10/07/2021	6/20/2023	1.000%	0.636%	EUR	8,700,000	199,942	226,580	(26,638)
Lennar Corp. 4.750%, 04/01/2021	6/20/2023	5.000%	1.165%		$10,450,000	1,882,365	1,876,537	5,828
Lincoln National Corp. 6.250%, 02/15/2020	6/20/2023	1.000%	0.735%		12,050,000	152,720	196,869	(44,149)
Macy’s Retail Holdings, Inc. 3.450%, 01/15/2021	6/20/2023	1.000%	2.089%		12,900,000	(634,983)	(550,772)	(84,211)
MBIA, Inc. 6.625%, 10/01/2028	12/20/2022	5.000%	8.302%		6,900,000	(580,682)	586,709	(1,167,391)
MDC Holdings, Inc. 5.625%, 02/01/2020	12/20/2022	1.000%	1.288%		3,550,000	(43,800)	7,764	(51,564)
Metsa Board OYJ 4.000%, 03/13/2019	6/20/2023	5.000%	0.643%	EUR	7,500,000	2,062,746	2,085,821	(23,075)
MGM Resorts International 6.750%, 10/01/2020	6/20/2023	5.000%	1.388%		$10,500,000	1,764,517	1,845,235	(80,718)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2018	Notional Amount(4)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sell Protection (Continued)
Mondelez International, Inc. 4.000%, 02/01/2024	6/20/2023	1.000%	0.688%		$8,800,000	$131,784	$130,286	$1,498
Motorola Solutions, Inc. 7.500%, 05/15/2025	6/20/2023	1.000%	0.717%		12,250,000	165,707	208,681	(42,974)
Newmont Mining Corp. 5.875%, 04/01/2035	6/20/2023	1.000%	0.715%		12,200,000	166,674	207,915	(41,241)
Next Plc 5.375%, 10/26/2021	6/20/2023	1.000%	1.210%	EUR	10,100,000	(130,669)	(94,637)	(36,032)
NRG Energy, Inc. 6.250%, 07/15/2022	6/20/2023	5.000%	1.840%		$9,300,000	1,341,683	1,331,297	10,386
Pernod Ricard S.A. 4.250%, 07/15/2022	6/20/2023	1.000%	0.419%	EUR	9,750,000	360,984	381,115	(20,131)
Pitney Bowes, Inc. 6.250%, 03/15/2019	6/20/2023	1.000%	3.439%		$10,450,000	(1,089,515)	(942,656)	(146,859)
PulteGroup, Inc. 7.875%, 06/15/2032	6/20/2023	5.000%	1.153%		10,500,000	1,898,095	1,888,459	9,636
Repsol International Finance BV 4.875%, 02/19/2019	6/20/2023	1.000%	0.587%	EUR	7,550,000	197,094	238,360	(41,266)
Royal Caribbean Cruises Ltd. 5.250%, 11/15/2022	6/20/2023	5.000%	0.741%		$10,200,000	2,090,725	2,126,583	(35,858)
RR Donnelley & Sons Co. 7.875%, 03/15/2021	6/20/2023	5.000%	6.146%		2,200,000	(96,788)	(90,750)	(6,038)
Sherwin-Williams Co. (The) 7.375%, 02/01/2027	6/20/2023	1.000%	0.772%		12,200,000	132,630	184,742	(52,112)
Stora Enso OYJ 2.125%, 06/16/2023	6/20/2023	5.000%	0.739%	EUR	8,200,000	2,196,655	2,237,316	(40,661)
Teck Resources Ltd. 3.750%, 02/01/2023	6/20/2023	5.000%	1.116%		$10,350,000	1,891,949	1,986,155	(94,206)
TEGNA, Inc. 4.875%, 09/15/2021	12/20/2022	5.000%	1.702%		5,350,000	742,676	796,500	(53,824)
Telecom Italia SpA 5.375%, 01/29/2019	6/20/2023	1.000%	1.493%	EUR	10,250,000	(307,704)	(173,019)	(134,685)
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022	6/20/2023	1.000%	1.709%		4,450,000	(190,115)	(185,292)	(4,823)
Telefonica Emisiones SAU 2.736%, 05/29/2019	6/20/2023	1.000%	0.817%		4,600,000	52,723	50,679	2,044
Tenet Healthcare Corp. 6.875%, 11/15/2031	6/20/2023	5.000%	4.086%		$8,100,000	308,083	347,702	(39,619)
Tesco Plc 6.000%, 12/14/2029	6/20/2023	1.000%	1.314%	EUR	10,150,000	(195,661)	(145,199)	(50,462)
Toll Brothers Finance Corp. 4.375%, 04/15/2023	6/20/2023	1.000%	1.196%		$12,400,000	(114,251)	(116,623)	2,372
Transocean, Inc. 5.800%, 10/15/2022	6/20/2023	1.000%	4.270%		900,000	(121,635)	(121,500)	(135)
Tyson Foods, Inc. 4.500%, 06/15/2022	6/20/2023	1.000%	0.539%		4,600,000	102,276	102,135	141
United Rentals North America, Inc. 5.750%, 11/15/2024	6/20/2023	5.000%	1.051%		10,400,000	1,938,209	2,015,189	(76,980)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2018	Notional Amount(4)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sell Protecion (Continued)
United States Steel Corp. 6.650%, 06/01/2037	6/20/2023	5.000%	2.318%		$10,950,000	$1,314,450	$1,424,343	$(109,893)
Universal Health Services, Inc. 3.750%, 08/01/2019	12/20/2022	1.000%	0.805%		5,250,000	44,662	55,899	(11,237)
Verizon Communications, Inc. 2.550%, 06/17/2019	12/20/2022	1.000%	0.565%		12,200,000	233,467	218,457	15,010
Volkswagen International Finance N.V. 0.500%, 03/30/2021	6/20/2023	1.000%	0.685%	EUR	9,900,000	196,386	231,499	(35,113)
Wendel S.A. 3.750%, 01/21/2021	6/20/2023	5.000%	0.797%		8,200,000	2,161,258	2,296,079	(134,821)
Weyerhaeuser Co. 7.125%, 07/15/2023	6/20/2023	1.000%	0.680%		$4,400,000	67,538	73,881	(6,343)
Xerox Corp. 2.750%, 09/01/2020	6/20/2023	1.000%	1.128%		12,450,000	(74,778)	(58,994)	(15,784)
Yum! Brands, Inc. 3.875%, 11/01/2020	6/20/2023	1.000%	0.905%		12,300,000	55,243	123,433	(68,190)

Total Sell Protection						$44,117,808	$49,126,091	$(5,008,283)

Total						$24,420,101	$28,311,759	$(3,891,658)

(1)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(3)	For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 30.
(4)	Notional amounts are denominated in foreign currency.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2018	Notional Amount(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
Enel SpA 4.750%, 06/12/2018	12/20/2022	Barclays Bank Plc	(1.000%)	0.608%	EUR	(1,270,000)	$(28,907)	$(22,504)	$(6,403)
Altice Finco S.A. 9.000%, 06/15/2023	6/20/2023	JP Morgan Chase Bank N.A.	(5.000%)	5.008%		(9,850,000)	4,409	(18,298)	22,707
Energy Transfer Partners L.P. 4.150%, 10/01/2020	6/20/2023	JP Morgan Chase Bank N.A.	(1.000%)	1.082%		$(7,000,000)	27,079	8,320	18,759
Glencore Finance Europe Ltd. 6.500%, 02/27/2019	12/20/2022	JP Morgan Chase Bank N.A.	(5.000%)	1.149%	EUR	(200,000)	(43,303)	(46,552)	3,249
Premier Foods Finance Plc 6.500%, 03/15/2021	6/20/2023	JP Morgan Chase Bank N.A.	5.000%	2.720%		1,350,000	(177,712)	(175,941)	(1,771)
SES S.A. 4.625%, 03/09/2020	6/20/2023	JP Morgan Chase Bank N.A.	(1.000%)	0.830%		(2,200,000)	(23,485)	(19,361)	(4,124)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (Continued)

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2018	Notional Amount(1)		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation /(Depreciation)
Buy Protection (Continued)
CDX Emerging Markets Index Series 29 1.000%, 06/20/2023	6/20/2023	Morgan Stanley Capital Services, Inc.	(1.000%)	1.374%		$(4,325,000)	$77,673	$89,744	$(12,071)
iTraxx Asia ex-Japan Investment Grade Index Series 29 1.000%, 06/20/2023	6/20/2023	Morgan Stanley Capital Services, Inc.	(1.000%)	0.787%		(3,585,000)	(36,471)	(38,016)	1,545
Mexico Government International Bond 4.150%, 03/28/2027	6/20/2023	Morgan Stanley Capital Services, Inc.	(1.000%)	1.093%		(3,400,000)	14,068	30,401	(16,333)
Turkey Government International Bond 11.875%, 01/15/2030	6/20/2023	Morgan Stanley Capital Services, Inc.	(1.000%)	1.922%		(3,375,000)	148,294	142,914	5,380

Total Buy Protection							$(38,355)	$(49,293)	$10,938

Sell Protection
Capgemini SE 1.750%, 07/01/2020	6/20/2023	JP Morgan Chase Bank N.A.	1.000%	0.457%	EUR	2,200,000	$76,070	$68,890	$7,180
Mediobanca Banca di Credito Finanziario SpA 0.750%, 02/17/2020	6/20/2023	JP Morgan Chase Bank N.A.	1.000%	1.013%		10,000,000	(8,158)	80,394	(88,552)
Springleaf Finance Corp. 7.750%, 10/01/2021	12/20/2022	JP Morgan Chase Bank N.A.	5.000%	2.610%		$8,950,000	869,053	905,929	(36,876)
Thomas Cook Group Plc 6.250%, 06/15/2022	6/20/2023	JP Morgan Chase Bank N.A.	5.000%	2.313%	EUR	7,700,000	1,215,721	1,272,117	(56,396)

Total Sell Protection							$2,152,686	$2,327,330	$(174,644)

Total							$2,114,331	$2,278,037	$(163,706)

(1)	Notional amounts are denominated in foreign currency.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation(1)	Maturity Date	Counterparty	Floating Rate Index(2)	Floating Rate Spread(2)	Notional Amount(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation*
Sky Plc GBP	2/26/2019	Goldman Sachs International	1 Month GBP LIBOR	(0.450)%	GBP	(3,812,727)	$(209,091)	$—	$(209,091)
iBoxx Liquid High Yield Index USD	6/20/2018	JP Morgan Chase Bank N.A.	3 Month LIBOR	1.625%		$30,000,000	(118,258)	—	(118,258)
Sky Plc GBP	4/24/2019	Morgan Stanley & Co.	1 Month GBP LIBOR	(0.450)%	GBP	(434,528)	(22,823)	—	(22,823)

Total							$(350,172)	$—	$(350,172)

*	There are no upfront payments on the swap contract(s), therefore the unrealized appreciation (depreciation) on the swap contracts is equal to their fair value.
(1)	The Fund receives payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such referenced obligation.
(2)	During the period, the Fund received periodic payments of $1,383,342.
(3)	Notional amounts are denominated in foreign currency.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

SCHEDULE OF PURCHASED OPTIONS at March 31, 2018 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Home Depot, Inc. (The)	Morgan Stanley & Co.	$195.00	5/18/2018	90	9,000	$8,370	$78,917	$(70,547)
Monsanto Co.	Goldman Sachs & Co.	120.00	7/20/2018	736	73,600	250,240	436,953	(186,713)
Nxp Semiconductors N.V.	Goldman Sachs & Co.	120.00	5/18/2018	372	37,200	171,120	186,312	(15,192)
Time Warner, Inc.	Goldman Sachs & Co.	97.50	7/20/2018	156	15,600	51,480	63,925	(12,445)
Time Warner, Inc.	Goldman Sachs & Co.	95.00	8/17/2018	709	70,900	336,775	388,447	(51,672)
Time Warner, Inc.	Goldman Sachs & Co.	97.50	8/17/2018	327	32,700	129,165	188,184	(59,019)
Time Warner, Inc.	Goldman Sachs & Co.	95.00	10/19/2018	54	5,400	30,240	30,849	(609)
Time Warner, Inc.	Goldman Sachs & Co.	97.50	10/19/2018	54	5,400	24,165	25,603	(1,438)
Put
Akorn, Inc.	Goldman Sachs & Co.	15.00	4/20/2018	508	50,800	48,768	120,238	(71,470)
Comcast Corp.	Morgan Stanley & Co.	35.00	5/18/2018	287	28,700	53,956	39,689	14,267
Orbital ATK, Inc.	Goldman Sachs & Co.	110.00	5/18/2018	33	3,300	1,237	1,176	61
Time Warner, Inc.	Goldman Sachs & Co.	92.50	8/17/2018	432	43,200	177,120	201,252	(24,132)

Total						1,282,636	1,761,545	(478,909)

CURRENCY OPTIONS
Call
USD Call/PHP Put	Bank of America N.A.	51.06	5/18/2018	13,475,000	13,475,000	398,281	338,667	59,614
Put
EUR Put/GBP Call	Deutsche Bank AG	0.90	1/14/2019	3,284,000	3,284,000	140,263	114,621	25,642

Total						538,544	453,288	85,256

EXCHANGE TRADED FUNDS
Put
Powershares QQQ Trust Series 1	Morgan Stanley & Co.	168.00	5/18/2018	44	4,400	42,152	21,485	20,667
SPDR S&P 500 ETF Trust	Goldman Sachs & Co.	258.00	4/20/2018	206	20,600	57,680	86,532	(28,852)
SPDR S&P 500 ETF Trust	Goldman Sachs & Co.	259.00	4/20/2018	206	20,600	63,860	94,727	(30,867)
SPDR S&P 500 ETF Trust	Goldman Sachs & Co.	260.00	4/20/2018	283	28,300	96,220	180,947	(84,727)

Total						259,912	383,691	(123,779)

INTEREST RATE SWAPTIONS
Call
10 Year Swap for the obligation to pay a fixed rate of 2.800% versus the 3 Month LIBOR	Morgan Stanley & Co.	2.80	6/4/2018	34,050,000	34,050,000	339,070	295,384	43,686

Total Purchased Options						$2,420,162	$2,893,908	$(473,746)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

SCHEDULE OF WRITTEN OPTIONS at March 31, 2018 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Aetna, Inc.	Goldman Sachs & Co.	$170.00	4/20/2018	(151)	(15,100)	$(28,001)	$(28,001)	$—
Aetna, Inc.	Goldman Sachs & Co.	175.00	4/20/2018	(48)	(4,800)	(2,880)	(13,527)	10,647
Aetna, Inc.	Goldman Sachs & Co.	177.50	4/20/2018	(17)	(1,700)	(1,275)	(1,953)	678
Aetna, Inc.	Goldman Sachs & Co.	180.00	4/20/2018	(32)	(3,200)	(640)	(4,937)	4,297
Allergan Plc	Morgan Stanley & Co.	180.00	4/20/2018	(50)	(5,000)	(5,300)	(6,385)	1,085
Apple, Inc.	Morgan Stanley & Co.	185.00	4/20/2018	(31)	(3,100)	(868)	(14,054)	13,186
Centurylink, Inc.	Morgan Stanley & Co.	19.00	6/15/2018	(295)	(29,500)	(7,080)	(14,075)	6,995
CVS Health Corp.	Goldman Sachs & Co.	65.00	4/20/2018	(18)	(1,800)	(972)	(3,262)	2,290
CVS Health Corp.	Goldman Sachs & Co.	67.50	4/20/2018	(7)	(700)	(133)	(1,069)	936
CVS Health Corp.	Goldman Sachs & Co.	70.00	4/20/2018	(4)	(400)	(32)	(325)	293
Dst Systems, Inc.	Goldman Sachs & Co.	85.00	8/17/2018	(71)	(7,100)	(1,065)	(5,265)	4,200
Home Depot, Inc. (The)	Morgan Stanley & Co.	210.00	5/18/2018	(45)	(4,500)	(630)	(14,297)	13,667
Nxp Semiconductors N.V.	Goldman Sachs & Co.	120.00	4/20/2018	(367)	(36,700)	(106,430)	(139,920)	33,490
Nxp Semiconductors N.V.	Goldman Sachs & Co.	125.00	4/20/2018	(136)	(13,600)	(10,880)	(26,918)	16,038
Nxp Semiconductors N.V.	Goldman Sachs & Co.	130.00	4/20/2018	(352)	(35,200)	(3,520)	(20,753)	17,233
Rush Enterprises, Inc.	JP Morgan Chase Bank N.A.	45.00	4/20/2018	(471)	(47,100)	(25,905)	(287,357)	261,452
Time Warner, Inc.	Goldman Sachs & Co.	97.50	4/20/2018	(90)	(9,000)	(5,670)	(18,857)	13,187
Time Warner, Inc.	Goldman Sachs & Co.	105.00	7/20/2018	(156)	(15,600)	(15,912)	(14,131)	(1,781)
Time Warner, Inc.	Goldman Sachs & Co.	105.00	8/17/2018	(709)	(70,900)	(95,006)	(85,721)	(9,285)
Time Warner, Inc.	Goldman Sachs & Co.	105.00	10/19/2018	(54)	(5,400)	(7,560)	(6,963)	(597)
Time Warner, Inc.	Goldman Sachs & Co.	110.00	10/19/2018	(54)	(5,400)	(3,861)	(2,475)	(1,386)
Put
Monsanto Co.	Goldman Sachs & Co.	110.00	4/20/2018	(736)	(73,600)	(40,480)	(68,993)	28,513
Monsanto Co.	Goldman Sachs & Co.	115.00	4/20/2018	(271)	(27,100)	(51,490)	(55,814)	4,324
Monsanto Co.	Goldman Sachs & Co.	110.00	7/20/2018	(736)	(73,600)	(217,120)	(115,207)	(101,913)
Nxp Semiconductors N.V.	Goldman Sachs & Co.	110.00	4/20/2018	(1,412)	(141,200)	(367,120)	(297,096)	(70,024)
Time Warner, Inc.	Goldman Sachs & Co.	87.50	7/20/2018	(225)	(22,500)	(50,062)	(51,802)	1,740
Time Warner, Inc.	Goldman Sachs & Co.	82.50	8/17/2018	(641)	(64,100)	(80,125)	(146,616)	66,491
Time Warner, Inc.	Goldman Sachs & Co.	87.50	8/17/2018	(395)	(39,500)	(94,800)	(111,254)	16,454

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2018 (Unaudited)(Continued)

SCHEDULE OF WRITTEN OPTIONS at March 31, 2018 (Unaudited) (Continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Time Warner, Inc.	Goldman Sachs & Co.	85.00	10/19/2018	(54)	(5,400)	$(11,610)	$(16,765)	$5,155
Time Warner, Inc.	Goldman Sachs & Co.	87.50	10/19/2018	(54)	(5,400)	(18,900)	(20,165)	1,265
Xerox Corp.	Goldman Sachs & Co.	28.00	4/20/2018	(286)	(28,600)	(12,441)	(16,919)	4,478

Total						(1,267,768)	(1,610,876)	343,108

EXCHANGE TRADED FUNDS
Put
SPDR S&P 500 ETF Trust	Goldman Sachs & Co.	258.00	4/6/2018	(26)	(2,600)	(3,709)	(3,709)	—
SPDR S&P 500 ETF Trust	Goldman Sachs & Co.	259.00	4/6/2018	(26)	(2,600)	(4,333)	(4,333)	—
SPDR S&P 500 ETF Trust	Goldman Sachs & Co.	260.00	4/6/2018	(26)	(2,600)	(5,074)	(5,074)	—
SPDR S&P 500 ETF Trust	Goldman Sachs & Co.	250.00	4/20/2018	(366)	(36,600)	(46,848)	(99,502)	52,654
SPDR S&P 500 ETF Trust	Goldman Sachs & Co.	252.00	4/20/2018	(210)	(21,000)	(32,760)	(53,372)	20,612
SPDR S&P 500 ETF Trust	Goldman Sachs & Co.	254.00	4/20/2018	(141)	(14,100)	(26,931)	(37,958)	11,027
SPDR S&P 500 ETF Trust	Goldman Sachs & Co.	257.00	4/20/2018	(141)	(14,100)	(35,955)	(43,821)	7,866

Total						(155,610)	(247,769)	92,159

INTEREST RATE SWAPTIONS
Call
10 Year Swap for the obligation to pay a fixed rate of 2.500% versus the 3 Month LIBOR	Morgan Stanley & Co.	2.50	6/4/2018	(34,050,000)	(34,050,000)	(75,795)	(78,315)	2,520

Total Written Options						$(1,499,173)	$(1,936,960)	$437,787

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price (“NOCP”). Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Senior Term Loans. The Alternative Strategies Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s investment may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Funds’ policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At March 31, 2018, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency transactions. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on foreign currency transactions. Counterparties to these forward contracts are major U.S. financial institutions.

Financial Futures Contracts. The Alternative Strategies Fund invests in financial futures contracts primarily for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended March 31, 2018, the Alternative Strategies Fund entered into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Total Return Swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of London Interbank Offered Rate (“LIBOR”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually LIBOR, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure - that is, both market and credit exposure - to the reference asset. The total return payer - often the owner of the reference obligation - gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Investment Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of March 31, 2018, there were no restricted securities held in the Funds.

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisor. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of March 31, 2018. These assets and liabilities are measured on a recurring basis.

Equity Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Description
Equity(a)
Common Stocks	$306,578,364	$—	$—	$306,578,364

Total Equity	306,578,364	—	—	306,578,364

Short-Term Investments
Repurchase Agreements	—	32,511,000	—	32,511,000

Total Investments in Securities	$306,578,364	$32,511,000	$—	$339,089,364

(a)	See Fund’s Schedule of Investments for sector classifications.

There were no transfers between any levels in the Fund as of March 31, 2018.

International Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Description
Equity
Common Stocks
Australia	$—	$5,966,327	$—	$5,966,327
Belgium	—	25,690,768	—	25,690,768
Bermuda	21,143,999	—	—	21,143,999
Canada	3,907,546	—	—	3,907,546
China	21,392,110	—	—	21,392,110
Denmark	—	16,771,084	—	16,771,084
Finland	—	11,172,419	—	11,172,419
France	—	74,932,507	—	74,932,507
Germany	9,058,817	36,094,676	—	45,153,493
Greece	—	5,158,365	—	5,158,365
Hong Kong	—	41,709,809	—	41,709,809
Israel	—	10,281,542	—	10,281,542
Italy	—	9,679,352	—	9,679,352
Japan	—	57,536,129	—	57,536,129
Mexico	6,807,674	4,555,739	—	11,363,413
Monaco	5,771,045	—	—	5,771,045
Netherlands	—	65,709,975	—	65,709,975
Norway	—	6,652,125	—	6,652,125
South Korea	—	10,666,013	—	10,666,013
Spain	—	27,119,136	—	27,119,136
Switzerland	—	24,215,292	—	24,215,292
Taiwan	—	4,669,450	—	4,669,450
United Kingdom	12,486,539	83,888,716	—	96,375,255
United States	24,613,911	—	—	24,613,911

Total Equity	105,181,641	522,469,424	—	627,651,065

Short-Term Investments
United States	—	10,594,000	—	10,594,000

Total Short-Term Investments	—	10,594,000	—	10,594,000

Total Investments in Securities	$105,181,641	$533,063,424	$—	$638,245,065

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	130,784	—	—	130,784

*	Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

There was $542,667,558 transferred from Level 1 to Level 2 in the International Fund. Securities transferred were due to the implementation of a fair valuation model as a result of market movements in the U.S. market in excess of the Trust’s established limit for application of the model.

Smaller Companies Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Description
Equity(a)
Common Stocks	$28,644,656	$—	$—	$28,644,656

Total Equity	28,644,656	—	—	28,644,656

Short-Term Investments
Repurchase Agreements	—	4,195,000	—	4,195,000

Total Investments in Securities	$28,644,656	$4,195,000	$—	$32,839,656

(a)	See Fund’s Schedule of Investments for sector classifications.

There were no transfers between any levels in the Fund as of March 31, 2018.

Alternative Strategies Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Description
Equity(a)
Common Stocks	$646,171,796	$8,573,305	$1,038,280	**	$655,783,381
Exchange-Traded Funds	7,475,615	—	—		7,475,615
Limited Partnerships	—	—	1,774,087	**	1,774,087
Preferred Stocks	1,489,620	249,194	1,683,512	**	3,422,326

Total Equity	655,137,031	8,822,499	4,495,879	**	668,455,409

Rights/Warrants	—	95,742	—		95,742
Short-Term Investments
Treasury Bills	—	56,302,971	—		56,302,971
Repurchase Agreements	—	170,551,000	—		170,551,000

Total Short-Term Investments	—	226,853,971	—		226,853,971

Fixed Income
Asset-Backed Securities	—	153,598,274	2,645,237	**	156,243,511
Bank Loans	—	43,437,210	—		43,437,210
Convertible Bonds	—	22,097,718	—		22,097,718
Corporate Bonds	—	456,951,667	1,778,810	**	458,730,477
Government Securities & Agency Issue	—	77,321,318	—		77,321,318
Mortgage-Backed Securities	—	379,396,628	2,479,974	(1)	381,876,602
Municipal Bonds	—	14,789,169	—		14,789,169

Total Fixed Income	—	1,147,591,984	6,904,021	**	1,154,496,005

Purchased Options	1,542,548	877,614	—		2,420,162

Total Investments in Securities in Assets	$656,679,579	$1,384,241,810	$11,399,900	**	$2,052,321,289

Short Sales
Common Stocks	(114,825,154)	—	0		(114,825,154)
Exchange-Traded Funds	(29,611,148)	—	—		(29,611,148)
Corporate Bonds	—	(7,128,252)	—		(7,128,252)

Total Short Sales	(144,436,302)	(7,128,252)	—		(151,564,554)

Total Investments in Securities in Liabilities	$(144,436,302)	$(7,128,252)	$0		$(151,564,554)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	707,357	—	—		707,357
Futures	(1,482,231)	—	—		(1,482,231)
Swaps - Total Return	—	(350,172)	—		(350,172)
Swaps - Interest Rate	—	(596,054)	—		(596,054)
Swaps - Credit Default	—	(4,055,364)	—		(4,055,364)
Written Options	(1,423,378)	(75,795)	—		(1,499,173)

(a)	See Fund’s Schedule of Investments for sector classifications.
*	Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.
**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.
(1)	These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

There was $ 2,570,287 transferred from Level 2 to Level 3 in Alternative Strategies Fund. Securities with a market value of $1,978,552 were transferred in to Level 3 due to the lack of available pricing from either an approved vendor or reliable broker quotation. Securities with a market value of $591,735 were transferred to Level 3 due to concerns that broker provided pricing did not fully reflect all relevant factors that could potentially affect the value of the securities.

The amount of transfers in and out are reflected at the securities’ fair value at the beginning of the year, pursuant to the Funds’ policies.

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•	Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative Strategies Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

•	Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

•	Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•	Credit Risk. This is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

•	Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Alternative Strategies Fund may invest in foreign currencies for investment and hedging purposes. All of the Funds may invest in foreign currencies for hedging purposes.

•	Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

•	Debt Securities Risk. This is the risk that the value and liquidity of debt securities may be reduced under certain circumstances. The value of debt securities can fluctuate in response to issuer activity and changes in general economic and credit market conditions, including changes in interest rates. In recent years, dealer capacity in the debt and fixed income markets appears to have undergone fundamental changes, including a reduction in dealer market-making capacity. These changes have the potential to decrease substantially liquidity and increase volatility in the debt and fixed income markets.

•	Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Alternative Strategies Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•	Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

•	Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Alternative Strategies Fund’s net asset value to greater volatility.

•	P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

•	Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Alternative Strategies Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

•	Distressed Companies Risk. A Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

•	Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•	Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•	Event-Driven Risk. Event-driven strategies seek to profit from the market inefficiencies surrounding market events, such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. Event-driven opportunities involve difficult legal as well as financial analysis, as some of the principal impediments to the consummation of major corporate events are often legal or regulatory rather than economic. In addition, certain of the securities issued in the context of major corporate events include complex call, put and other features, and it is difficult to precisely evaluate the terms and embedded option characteristics of these securities. A Fund may take both long and short positions in a wide range of securities, derivatives and other instruments in implementing its event-driven strategies.

•	Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

•	Interest Rate Risk. This is the risk that debt securities will decline in value because of changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

•	Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing. Under normal circumstances, the Alternative Strategies Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

•	Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in a Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in a Fund.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

•	Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

•	Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

•	Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

•	Short Sale Risk. This is the risk that the value of a security the Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

•	Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•	Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

•	Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

Item 2.	Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Litman Gregory Funds Trust

By (Signature and Title) /s/ Jeremy DeGroot
Jeremy DeGroot, President and Principal Executive Officer

Date May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jeremy DeGroot
Jeremy DeGroot, President and Principal Executive Officer

Date May 29, 2018

By (Signature and Title) /s/ John Coughlan
John Coughlan, Treasurer and Principal Financial Officer

Date May 29, 2018